UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMERICAN FUNDS ®
From Capital Group

Capital World Bond Fund®

Semi-annual report for the six months ended March 31, 2013

Capital World Bond Fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013:

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	–1.09%	3.21%	5.91%

The total annual fund operating expense ratio was 0.89% for Class A shares as of the prospectus dated December 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the

U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Capital World Bond Fund produced a total return of –1.29% in the first half of its fiscal year. The fund’s result exceeded that of the global bond market — as measured by the unmanaged Barclays Global Aggregate Index — which generated a return of –2.57% in the six months ended March 31, 2013. For U.S.-based investors, the weakening of the Japanese yen (about 17% versus the U.S. dollar) was a major drag on global bond returns.

The fund’s lower relative exposure to the Japanese yen was, therefore, particularly beneficial in helping its six-month result outpace that of the broader market. During this period, fund investors received dividends totaling 33.9 cents a share.

Bonds of low credit quality, as well as select developing-country bonds, generated among the highest total returns in the global bond market. In this environment, the Lipper Global Income Funds Index gained 1.14%. This peer group measure includes some funds that — unlike this fund — invest proportionately more of their assets in bonds that may involve a relatively higher level of risk, such as below-investment-grade corporate bonds (rated Ba/BB and below) and developing-market issuance.

In contrast, a fully-diversified global bond portfolio is a hallmark of this fund’s investment approach, as is the longer term investment perspective of its portfolio

Results at a glance
For periods ended March 31, 2013, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]
Capital World Bond Fund (Class A shares)	2.74%	4.00%	6.31%	7.07%
Barclays Global Aggregate Index[2]	1.25	3.66	5.47	6.98
Lipper Global Income Funds Index	5.20	5.12	5.87	—[3]

[1]	Since August 4, 1987.
[2]	The Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses.
[3]	This index did not exist prior to December 30, 1988.

Capital World Bond Fund	1

managers. As you can see in the table on page 1, the fund has sustained its 10-year advantage over its benchmark and peers.

United States

Positive U.S. economic data suggested that the steady domestic recovery was continuing. At the end of 2012, the Federal Reserve announced that it would begin monthly purchases of $45 billion of longer term U.S. Treasury bonds, in addition to its existing program focused on mortgage-backed securities. These measures — together with the Fed’s announcement that it would keep the official interest rate close to zero until unemployment falls below 6.5% — appear to have further supported investor demand for corporate bonds and other higher yielding debt.

Yields (which move inversely to prices) for Treasuries generally ended the period higher, prompting negative total returns. Corporate bonds generated some of the highest returns, with financial-sector issuance leading the way. Broadly, returns for high-yield corporate bonds exceeded those of their investment-grade (Baa/BBB and above) counterparts; 20.8% of the portfolio was invested in corporate bonds from the U.S. and elsewhere. Relative to the market index, the fund’s generally higher exposure to the U.S. dollar was a positive. As of March 31, 2013, U.S.-dollar-denominated debt accounted for 45.8% of the fund’s portfolio, before currency hedging.

Europe

European bonds continued to be a significant area of investment for the fund (32.1% of its portfolio, before currency hedging); bonds issued by the governments of Germany, Sweden, the U.K., Norway, Austria and the Netherlands — whose total returns the portfolio managers view as relatively resilient — accounted for much of this. The fund was also invested in a selection of other European countries.

Just before the start of the fund’s fiscal year, the European Central Bank (ECB) approved a plan to buy significant amounts of sovereign debt from struggling euro-zone nations. This plan — the so-called Outright Monetary Transactions (OMT) program — was a bold move aimed at lowering borrowing costs and boosting the economies of troubled euro-zone countries. Though this appeared to help ease investor worries for much of the period, there were several flare-ups in the euro-zone debt crisis. In Italy, the February 2013 general election results called into question the sustainability of fiscal reform efforts. One rating agency downgraded Italy’s sovereign credit rating to the lower rung of investment-grade ratings in March. That same month, a banking crisis in Cyprus and fallout over the terms of the proposed bailout shook investor confidence.

Other developed markets

Japanese government bond yields declined toward the end of the period as expectations of significant official bond buying activity grew. As mentioned earlier, as of March 31, 2013, the fund’s exposure to the yen was low compared to the market index. That said, it is important to emphasize that this is a significant exposure in absolute terms — something our investment professionals view as potentially beneficial for the fund’s results in a more volatile market.

2	Capital World Bond Fund

Developing markets

Generally, returns for developing-country bonds denominated in local currencies (and to a lesser extent, in U.S. dollars) were positive. Investments in Mexican bonds, as well as the higher exposure to the Mexican peso, helped the fund’s six-month return relative to the market index. As of March 31, 2013, developing-country bonds accounted for 20.9% of the portfolio.

Looking ahead

The global outlook for growth is mixed. Much of Europe still struggles economically, but there are hopeful signs elsewhere. While we remain mindful of the possibility of near-term setbacks to U.S. growth, positive economic data has helped allay concern that the worrisome domestic fiscal position may seriously derail recovery. In Japan, there have been tentative signs of a strengthening economy. Meanwhile, China has regained some economic momentum and many key developing countries continue to experience growth.

But rather than trending upward significantly, bond yields remained fairly stable for much of the period. So far, the direct and indirect effects of monetary policy appear to be keeping yields — particularly real (after-inflation) yields — very low throughout the world. While the U.S. Federal Reserve and the Bank of Japan have committed to bond-buying, the ECB has allowed its balance sheet to contract — a form of policy tightening. Naturally, this raises questions. When might other central banks begin to reverse the direction of their policies, and, to what extent will markets begin to anticipate this?

This fund has the flexibility to shift its investment mix — consistent with guidelines. For instance, the portfolio’s positioning in regard to the maturities of its holdings can be adjusted to try to counter the effects of rising interest rates.

The fund will maintain its consistent long-term approach to research-driven, risk-aware investing. The global bond market is vast and diverse, so there’s almost always some portion that offers potentially attractive returns, given the risk entailed.

Thank you for your continued support. We look forward to reporting to you again in six months.

Cordially,

Mark H. Dalzell
President

May 13, 2013

For current information about the fund,
visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.25%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.11%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Capital World Bond Fund	3

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns			10 years/
for periods ended March 31, 2013:	1 year	5 years	Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–3.06%	2.84%	5.66%
Not reflecting CDSC	1.90	3.20	5.66

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	0.92	3.17	5.46
Not reflecting CDSC	1.91	3.17	5.46

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	2.73	3.99	6.31

Class F-2 shares[3] — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	2.99	—	4.93

Class 529-A shares[4]
Reflecting 3.75% maximum sales charge	–1.26	3.15	5.85
Not reflecting maximum sales charge	2.60	3.93	6.26

Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–3.16	2.74	5.54
Not reflecting CDSC	1.80	3.10	5.54

Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	0.79	3.09	5.38
Not reflecting CDSC	1.78	3.09	5.38
Class 529-E shares[3,4]	2.38	3.65	5.93
Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	2.84	4.14	6.39

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

4	Capital World Bond Fund

Portfolio summary as of March 31, 2013	unaudited

Portfolio by type of security	(percent of net assets)

Bonds & notes of governments & government agencies outside the U.S.

		(percent of net assets)
EMU*:
Germany	5.0%
Spain	3.2
Ireland	1.2
Portugal	1.0
Austria	1.0
Netherlands	0.5
Italy	0.3
Belgium	0.2
Slovakia	0.1
Other	0.5	13.0%

Japan		8.1
Sweden		4.8
Mexico		4.8
Poland		4.3
United Kingdom		2.2
South Korea		2.0
Hungary		1.9
Norway		1.7
Turkey		1.4
Other		9.6
		53.8%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

Capital World Bond Fund	5

Where the fund’s assets are invested …

... and how those markets have done over the past six months as of March 31, 2013

			Bond market total returns[1]
			six months ended
	Capital World Bond Fund		March 31, 2013
Currency weighting	Before forward	After forward	In local		In U.S.
by country:	contracts	contracts	currency		dollars
United States[2]	45.8%	49.9%	0.2%		0.2%
EMU[3]	15.7	12.0	3.4		3.2
Japan	8.2	13.4	2.2		–15.5
Sweden	4.9	4.8	0.3		1.2
Mexico	4.6	3.5	6.0		10.5
Poland	4.0	3.4	5.5		4.0
United Kingdom	2.8	1.1	1.3		–4.7
South Korea	2.0	1.7	2.3		2.2
Norway	1.7	1.7	1.5		–0.5
Hungary	1.4	1.1	10.5		3.2
Canada	1.3	1.1	0.7		–2.4
Turkey	1.1	0.8	6.5	[4]	5.7	[4]
Brazil	1.0	0.8	2.9	[4]	3.5	[4]
Malaysia	0.9	0.9	2.2		0.9
Israel	0.8	0.8	—	[5]	—	[5]
Singapore	0.7	0.7	0.3		–0.8
Philippines	0.6	0.6	16.7	[4]	19.3	[4]
Chile	0.6	0.4	2.0		2.6
Australia	0.6	0.5	0.3		0.5
Russian Federation	0.5	0.2	6.6	[4]	7.0	[4]
South Africa	0.3	0.2	3.3		–7.0
Peru	0.3	0.3	5.7	[4]	6.0	[4]
Uruguay	0.1	0.1	—	[5]	—	[5]
Colombia	0.1	0.0	8.9	[4]	7.3	[4]

[1]	Source: Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 16.0%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.
[4]	Source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

6	Capital World Bond Fund

Summary investment portfolio March 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 42 for details on how to obtain a complete schedule of portfolio holdings.

	Principal				Percent
	amount		Value		of net
	(000)		(000)		assets
Bonds & notes — 93.48%
Euros — 15.68%
German Government:
Series 6, 3.75% 2017		€47,025	US$	68,507
4.25% 2017		42,250		63,504
Series 7, 4.00% 2018		58,875		88,766	4.84%
2.00% 2022		77,010		106,369
0.50%–6.25% 2014–2044[1]		218,420		338,551
Spanish Government:
5.50% 2017		44,732		61,679
4.50% 2018		108,560		143,386
5.40% 2023		154,175		203,013	3.15
3.00%–4.30% 2015–2019		18,850		24,381
Irish Government:
3.90% 2023		51,000		64,026
4.50%–5.90% 2017–2020		69,795		97,952	1.18
Portuguese Government 4.35% 2017		113,950		142,537	1.04
Austrian Government, Series 2, 4.65% 2018		71,925		109,342	.79
Hungarian Government 3.875%–6.00% 2018–2020		20,250		25,787	.19
Other securities				616,492	4.49
				2,154,292	15.68
Japanese yen — 8.18%
Japanese Government:
Series 269, 1.30% 2015		¥36,399,750		396,084
Series 284, 1.70% 2016		10,408,700		117,056
Series 310, 1.00% 2020		15,587,850		173,500	8.12
Series 21, 2.30% 2035		8,435,000		104,337
Series 36, 2.00% 2042		8,195,000		96,177
0.10%–2.90% 2013–2038[1]		19,978,868		228,858
Other securities				8,073	.06
				1,124,085	8.18
Swedish kronor — 4.89%
Swedish Government:
Series 1049, 4.50% 2015	SKr	807,320		133,904
Series 1051, 3.75% 2017		1,409,810		239,845
Series 105, 4.25% 2019		458,000		81,691	4.84
Series 105, 3.50% 2022		701,820		124,027
0.50%–6.75% 2014–2028[1]		420,458		85,130
Other securities				7,248	.05
				671,845	4.89

Capital World Bond Fund	7

	Principal				Percent
	amount		Value		of net
	(000)		(000)		assets
Bonds & notes
Mexican pesos — 4.64%
United Mexican States Government:
Series M, 6.25% 2016	MXN	832,300	US$	71,088
Series M10, 7.75% 2017		901,400		82,641
Series M, 8.00% 2020		618,000		59,897	4.63%
Series M, 6.50% 2021		987,500		88,969
Series M30, 10.00% 2036		615,000		76,364
3.50%–10.00% 2014–2040[1]		2,802,584		257,110
Other securities				1,397	.01
				637,466	4.64
Polish zloty — 4.01%
Polish Government:
Series 0414, 5.75% 2014	PLN	390,875		123,230
Series 1017, 5.25% 2017		730,650		242,025
Series 1021, 5.75% 2021		273,370		95,884	4.01
5.25%–5.75% 2020–2022		257,900		89,369
				550,508	4.01
British pounds — 2.83%
United Kingdom:
3.75% 2021		£43,400		77,625	2.15
0.625%–8.00% 2017–2055[1]		117,162		217,865
Other securities				94,027	.68
				389,517	2.83
South Korean won — 2.01%
South Korean Government:
5.50% 2017	KRW	193,768,100		195,541
3.75%–5.75% 2013–2018		81,599,410		80,675	2.01
				276,216	2.01
Norwegian kroner — 1.66%
Norwegian Government:
4.25% 2017	NKr	765,310		146,177
4.50%–5.00% 2015–2019		429,130		81,943	1.66
				228,120	1.66
Hungarian forints — 1.35%
Hungarian Government, Series 22A,
6.50%–7.50% 2017–2022	HUF	41,697,100		186,189	1.35

Turkish lira — 1.14%
Turkey (Republic of) 3.00%–10.50% 2015–2022[1]	TRY	241,538		156,127	1.14

Brazilian reais — 1.00%
Brazil (Federal Republic of)
6.00%–10.25% 2015–2045[1,2]	BRL	239,794		137,570	1.00

Singapore dollars — 0.71%
Singapore (Republic of) 3.75% 2016	S$	97,010		87,582	.64
Other securities				10,310	.07
				97,892	.71

8	Capital World Bond Fund

	Principal				Percent
	amount		Value		of net
	(000)		(000)		assets
Bonds & notes
Russian rubles — 0.49%
Russian Federation 7.50% 2018	RUB	1,820,400	US$	61,807	.45%
Other securities				5,402	.04
				67,209	.49
U.S. dollars — 39.29%
Fannie Mae:
2.00% 2028[3]	US$	83,620		84,580
2.50% 2028[3]		118,390		122,589
3.00% 2028[3]		74,400		78,129
3.00% 2028[3]		59,650		62,732	8.02
3.50% 2043[3]		128,265		135,159
4.00% 2043[3]		114,487		122,090
0%–9.594% 2022–2048[3,4]		465,486		497,028
U.S. Treasury:
0.25% 2014		116,750		116,846
1.25% 2014[5]		106,182		107,190	6.12
0.25%–6.50% 2013–2043		578,745		617,431
U.S. Treasury Inflation-Protected Securities:[1]
0.125% 2022		54,069		59,030
0.125%–3.375% 2014–2042		144,152		159,402	1.59
Freddie Mac 0%–6.00% 2016–2041[3,4]		111,792		114,417	.83
Hungarian Government 4.125%–7.625% 2018–2041		45,025		44,289	.32
Polish Government 5.00%–6.375% 2019–2022		33,860		40,586	.30
Turkey (Republic of) 5.625%–8.00% 2021–2040		27,350		33,060	.24
United Mexican States Government Global,
5.125%–6.05% 2019–2110		22,440		27,016	.20
South Korean Government 5.75% 2014		3,400		3,575	.03
Other securities				2,974,349	21.64
				5,399,498	39.29
Other currencies — 5.60%
Other securities				769,966	5.60

Total bonds & notes (cost: $12,373,884,000)				12,846,500	93.48

Common stocks — 0.02%
U.S. dollars — 0.02%
Other securities				2,562	.02

Total common stocks (cost: $3,460,000)				2,562	.02

Capital World Bond Fund	9

	Principal				Percent
	amount		Value		of net
	(000)		(000)		assets
Short-term securities — 11.44%
Federal Home Loan Bank 0.085%–0.14% due 4/19–7/29/2013	US$	350,400	US$	350,315	2.55%
Freddie Mac 0.11%–0.18% due 6/17/2013–2/24/2014		294,700		294,514	2.14
International Bank for Reconstruction and Development 0.11%–0.12% due 4/10–6/19/2013		168,050		168,028	1.22
Fannie Mae 0.11%–0.15% due 7/2–9/16/2013		108,900		108,848	.79
Wells Fargo & Co. 0.17% due 6/11/2013		50,000		49,979
Variable Funding Capital Company LLC 0.17% due 4/5/2013[6]		40,000		39,997	.66
Bank of Nova Scotia 0.12%–0.175% due 4/3–6/24/2013		87,400		87,377	.64
Sumitomo Mitsui Banking Corp. 0.17%–0.18% due 4/1–4/24/2013[6]		83,000		82,995	.60
Gotham Funding Corp. 0.17%–0.21% due 4/5–4/26/2013[6]		79,500		79,493	.58
American Honda Finance Corp. 0.15%–0.16% due 5/24–6/18/2013		59,000		58,975	.43
U.S. Treasury Bill 0.145% due 4/11/2013		41,800		41,799	.30
Other securities				210,049	1.53

Total short-term securities (cost: $1,572,346,000)				1,572,369	11.44

Total investment securities (cost: $13,949,690,000)				14,421,431	104.94

Other assets less liabilities				(678,953)	(4.94)

Net assets			US$	13,742,478	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,562,000, an aggregate cost of $3,460,000, and which represented .02% of the net assets of the fund) were acquired from 1/6/2010 to 2/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. Some of these securities are loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $59,590,000, which represented .43% of the net assets of the fund.

10	Capital World Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $1,679,546,000 over the prior 12-month period.

						Unrealized
						(depreciation)
			Contract amount			appreciation at
	Settlement		Receive	Deliver		3/31/2013
	date	Counterparty	(000)	(000)		(000)
Purchases:
Euros	4/5/2013	Bank of New York Mellon	€9,414		$13,050	US$	(222)
Euros	4/25/2013	UBS AG	€22,032		$28,438		(195)
Euros	4/30/2013	Barclays Bank PLC	€43,691		$56,139		(129)
Japanese yen	4/10/2013	Barclays Bank PLC	¥2,724,072		$29,488		(552)
Japanese yen	4/15/2013	HSBC Bank	¥6,352,301		$65,978		1,499
Japanese yen	4/19/2013	UBS AG	¥2,467,025		$25,860		347
Japanese yen	4/23/2013	HSBC Bank	¥3,552,536		$37,180		559
Japanese yen	4/24/2013	Citibank	¥1,885,824		$19,740		293
Japanese yen	4/26/2013	HSBC Bank	¥14,112,190		$149,271		647
Japanese yen	4/30/2013	Barclays Bank PLC	¥5,460,232		$58,300		(293)
Japanese yen	4/30/2013	JPMorgan Chase	¥13,984,146		$149,074		(512)
						US$	1,442

Sales:
Australian dollars	4/9/2013	HSBC Bank	$7,147	A$	7,000	US$	(136)
Australian dollars	4/23/2013	HSBC Bank	$8,513	A$	8,230		(42)
Brazilian reais	4/12/2013	JPMorgan Chase	$6,993	BRL	13,675		240
Brazilian reais	4/12/2013	Citibank	$17,255	BRL	33,750		589
Brazilian reais	4/12/2013	Citibank	$5,365	BRL	10,500		180
British pounds	4/8/2013	UBS AG	$1,888		£1,250		(12)
British pounds	4/11/2013	JPMorgan Chase	€6,316		£5,510		(276)
British pounds	4/11/2013	UBS AG	$3,499		£2,325		(33)
British pounds	4/12/2013	HSBC Bank	$85,879		£57,140		(896)
British pounds	4/16/2013	Bank of New York Mellon	$12,819		£8,600		(246)
British pounds	4/17/2013	Citibank	€24,255		£21,070		(918)
British pounds	4/19/2013	UBS AG	€45,298		£39,350		(1,714)
British pounds	4/22/2013	UBS AG	$13,712		£9,075		(74)
British pounds	4/23/2013	HSBC Bank	$1,888		£1,250		(11)
British pounds	4/25/2013	HSBC Bank	$5,877		£3,875		(9)
British pounds	4/25/2013	Barclays Bank PLC	$8,340		£5,500		(15)
British pounds	4/30/2013	UBS AG	$1,439		£950		(5)
British pounds	4/30/2013	UBS AG	$3,870		£2,550		(4)

Capital World Bond Fund	11

						Unrealized
						(depreciation)
			Contract Amount			appreciation at
	Settlement		Receive	Deliver		3/31/2013
	date	Counterparty	(000)	(000)		(000)
Sales:
Canadian dollars	4/22/2013	JPMorgan Chase	$26,568	C$	27,320	US$	(304)
Chilean pesos	4/15/2013	Citibank	$23,111	CLP	10,957,850		(70)
Colombian pesos	4/15/2013	Citibank	$7,521	COP	13,587,325		91
Euros	4/4/2013	JPMorgan Chase	$13,963		€10,645		319
Euros	4/8/2013	JPMorgan Chase	$29,900		€22,950		484
Euros	4/8/2013	UBS AG	$61,499		€47,200		999
Euros	4/8/2013	UBS AG	$3,500		€2,675		53
Euros	4/9/2013	Bank of New York Mellon	¥1,355,906		€11,120		149
Euros	4/9/2013	Bank of New York Mellon	$42,995		€33,000		696
Euros	4/11/2013	UBS AG	$59,099		€45,098		1,292
Euros	4/15/2013	JPMorgan Chase	$29,319		€22,500		478
Euros	4/17/2013	JPMorgan Chase	¥2,775,329		€22,301		895
Euros	4/18/2013	JPMorgan Chase	$1,499		€1,150		25
Euros	4/19/2013	UBS AG	$1,458		€1,125		16
Euros	4/19/2013	UBS AG	¥2,670,821		€21,430		901
Euros	4/19/2013	Citibank	$9,959		€7,625		185
Euros	4/23/2013	HSBC Bank	¥3,992,794		€32,265		1,055
Euros	4/23/2013	HSBC Bank	$4,274		€3,324		14
Euros	4/24/2013	Citibank	¥1,941,683		€15,691		512
Euros	4/25/2013	Barclays Bank PLC	$23,319		€18,070		155
Euros	4/26/2013	HSBC Bank	$59,909		€46,144		755
Euros	4/26/2013	Citibank	$28,859		€22,225		368
Euros	4/26/2013	Bank of New York Mellon	$25,974		€20,000		336
Euros	4/29/2013	JPMorgan Chase	$48,041		€37,360		147
Euros	4/30/2013	Citibank	$514		€400		1
Euros	4/30/2013	HSBC Bank	$31,715		€24,675		82
Euros	4/30/2013	Citibank	¥1,282,469		€10,570		74
Euros	4/30/2013	UBS AG	$28,609		€22,250		85
Euros	5/2/2013	JPMorgan Chase	¥2,728,769		€22,600		17
Euros	5/2/2013	UBS AG	$28,905		€22,600		(68)

12	Capital World Bond Fund

						Unrealized
						appreciation
			Contract amount			(depreciation) at
	Settlement		Receive	Deliver		3/31/2013
	date	Counterparty	(000)	(000)		(000)
Sales:
Hungarian forints	4/4/2013	UBS AG	$26,276	HUF	5,954,100		US$ 1,224
Hungarian forints	4/22/2013	JPMorgan Chase	$4,197	HUF	1,000,000		(1)
Israeli shekels	4/22/2013	HSBC Bank	$4,483	ILS	16,525		(61)
Mexican pesos	4/15/2013	HSBC Bank	$91,466	MXN	1,149,725		(1,438)
Mexican pesos	5/2/2013	HSBC Bank	$55,083	MXN	683,791		(80)
Turkish lira	4/11/2013	UBS AG	$30,074	TRY	54,500		1
Turkish lira	4/19/2013	HSBC Bank	$19,518	TRY	35,550		(75)
Polish zloty	4/12/2013	UBS AG	$76,025	PLN	242,550		1,680
Polish zloty	4/22/2013	Citibank	$13,903	PLN	44,800		182
Russian rubles	4/19/2013	Citibank	$7,682	RUB	238,500		42
Russian rubles	4/22/2013	JPMorgan Chase	$28,925	RUB	901,650		55
South African rand	4/22/2013	HSBC Bank	$8,387	ZAR	77,450		4
South African rand	4/22/2013	Barclays Bank PLC	$5,525	ZAR	51,600		(60)
South Korean won	4/26/2013	Citibank	$43,549	KRW	48,861,000		(297)
Swedish kronor	4/23/2013	HSBC Bank	$13,773	SKr	89,250		84
						US$	7,620

Forward currency contracts — net						US$	9,062

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,672,000, which represented .06% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $1,148,000, which represented less than .01% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,315,500,000, which represented 9.57% of the net assets of the fund.

See Notes to Financial Statements

Capital World Bond Fund	13

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $13,949,690)		$14,421,431
Cash		413
Unrealized appreciation on open forward currency contracts		17,810
Receivables for:
Sales of investments	$402,445
Sales of fund’s shares	33,482
Closed forward currency contracts	123
Dividends and interest	149,719	585,769
		15,025,423
Liabilities:
Unrealized depreciation on open forward currency contracts		8,748
Payables for:
Purchases of investments	1,239,389
Repurchases of fund’s shares	21,344
Closed forward currency contracts	2,403
Investment advisory services	5,084
Services provided by related parties	5,423
Trustees’ deferred compensation	160
Other	394	1,274,197
Net assets at March 31, 2013		$13,742,478

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,283,777
Distributions in excess of net investment income		(24,087)
Undistributed net realized gain		3,524
Net unrealized appreciation		479,264
Net assets at March 31, 2013		$13,742,478

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (663,945 total shares outstanding)			Net asset
		Shares	value
	Net assets	outstanding	per share
Class A	$8,202,974	395,599	$20.74
Class B	119,000	5,773	20.61
Class C	775,357	37,902	20.46
Class F-1	1,817,838	88,175	20.62
Class F-2	840,307	40,577	20.71
Class 529-A	402,207	19,347	20.79
Class 529-B	11,604	561	20.68
Class 529-C	181,137	8,792	20.60
Class 529-E	21,021	1,017	20.67
Class 529-F-1	38,942	1,883	20.68
Class R-1	19,302	938	20.59
Class R-2	191,761	9,316	20.58
Class R-3	203,691	9,837	20.71
Class R-4	119,514	5,767	20.72
Class R-5	202,273	9,748	20.75
Class R-6	595,550	28,713	20.74

See Notes to Financial Statements

14	Capital World Bond Fund

Statement of operations	unaudited
for the six months ended March 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $773)		$198,756

Fees and expenses*:
Investment advisory services	$29,846
Distribution services	19,838
Transfer agent services	11,198
Administrative services	1,738
Reports to shareholders	582
Registration statement and prospectus	293
Trustees’ compensation	65
Auditing and legal	15
Custodian	1,282
State and local taxes	56
Other	417	65,330
Net investment income		133,426

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	141,342
Forward currency contracts	(119,937)
Currency transactions	(5,450)	15,955
Net unrealized (depreciation) appreciation on:
Investments	(342,025)
Forward currency contracts	9,787
Currency translations	(3,185)	(335,423)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		(319,468)
Net decrease in net assets resulting from operations		$(186,042)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital World Bond Fund	15

Statements of changes in net assets

	(dollars in thousands)

	Six months ended	Year ended
	March 31, 2013*	September 30, 2012
Operations:
Net investment income	$133,426	$300,862
Net realized gain on investments, forward currency contracts and currency transactions	15,955	155,222
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(335,423)	517,899
Net (decrease) increase in net assets resulting from operations	(186,042)	973,983

Dividends and distributions paid to shareholders:
Dividends from net investment income	(213,009)	(262,942)
Distributions from net realized gain on investments	(179,986)	—
Total dividends and distributions paid to shareholders	(392,995)	(262,942)

Net capital share transactions	679,788	648,435

Total increase in net assets	100,751	1,359,476

Net assets:
Beginning of period	13,641,727	12,282,251
End of period (including distributions in excess of and undistributed net investment income: $(24,087) and $55,496, respectively)	$13,742,478	$13,641,727

*Unaudited.

See Notes to Financial Statements

16	Capital World Bond Fund

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Capital World Bond Fund	17

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	Capital World Bond Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs —The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset- backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital World Bond Fund	19

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes.

20	Capital World Bond Fund

The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds & notes:
Euros	$—	$2,154,292	$—	$2,154,292
Japanese yen	—	1,124,085	—	1,124,085
Swedish kronor	—	671,845	—	671,845
Mexican pesos	—	637,466	—	637,466
Polish zloty	—	550,508	—	550,508
British pounds	—	389,517	—	389,517
South Korean won	—	276,216	—	276,216
Norwegian kroner	—	228,120	—	228,120
Hungarian forints	—	186,189	—	186,189
U.S. dollars	—	5,397,830	1,668	5,399,498
Other currencies	—	1,228,764	—	1,228,764
Common stocks	—	—	2,562	2,562
Short-term securities	—	1,572,369	—	1,572,369
Total	$—	$14,417,201	$4,230	$14,421,431

Capital World Bond Fund	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$17,810	$—	$17,810
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(8,748)	—	(8,748)
Total	$—	$9,062	$—	$9,062

*Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values.

22	Capital World Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital World Bond Fund	23

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

24	Capital World Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities and tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2012, the fund had tax basis undistributed ordinary income of $130,556,000 and undistributed long-term capital gains of $113,940,000.

As of March 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$602,412
Gross unrealized depreciation on investment securities	(154,390)
Net unrealized appreciation on investment securities	448,022
Cost of investment securities	13,973,409

Capital World Bond Fund	25

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2013			Year ended September 30, 2012
		Long-term	Total		Long-term	Total
	Ordinary	capital	distributions	Ordinary	capital	distributions
Share class	income	gains	paid	income	gains	paid
Class A	$170,147	$70,583	$240,730	$169,039	$—	$169,039
Class B	1,926	1,126	3,052	2,487	—	2,487
Class C	11,792	6,908	18,700	12,611	—	12,611
Class F-1	37,271	15,240	52,511	31,727	—	31,727
Class F-2	18,108	6,937	25,045	14,263	—	14,263
Class 529-A	8,004	3,413	11,417	7,667	—	7,667
Class 529-B	176	110	286	234	—	234
Class 529-C	2,583	1,560	4,143	2,620	—	2,620
Class 529-E	386	180	566	374	—	374
Class 529-F-1	812	315	1,127	745	—	745
Class R-1	306	175	481	331	—	331
Class R-2	2,872	1,662	4,534	2,878	—	2,878
Class R-3	3,721	1,739	5,460	3,683	—	3,683
Class R-4	2,435	999	3,434	2,482	—	2,482
Class R-5	4,638	1,670	6,308	4,387	—	4,387
Class R-6	11,244	3,957	15,201	7,414	—	7,414
Total	$276,421	$116,574	$392,995	$262,942	$—	$262,942

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.57% on the first $1 billion of daily net assets and decreasing to 0.36% on such assets in excess of $15 billion. For the six months ended March 31, 2013, the investment advisory services fee was $29,846,000, which was equivalent to an annualized rate of 0.435% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging

26	Capital World Bond Fund

from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between

Capital World Bond Fund	27

$120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$9,999	$7,452	$414	Not applicable
Class B	653	125	Not applicable	Not applicable
Class C	3,984	730	199	Not applicable
Class F-1	2,264	1,268	453	Not applicable
Class F-2	Not applicable	440	201	Not applicable
Class 529-A	437	286	101	$199
Class 529-B	64	11	3	6
Class 529-C	907	137	46	90
Class 529-E	53	10	5	10
Class 529-F-1	—	27	10	19
Class R-1	101	13	5	Not applicable
Class R-2	717	388	48	Not applicable
Class R-3	511	191	51	Not applicable
Class R-4	148	60	30	Not applicable
Class R-5	Not applicable	57	51	Not applicable
Class R-6	Not applicable	3	121	Not applicable
Total class-specific expenses	$19,838	$11,198	$1,738	$324

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $65,000, shown on the accompanying financial statements, includes $52,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

28	Capital World Bond Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments
			of dividends				Net increase
	Sales*		and distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2013
Class A	$817,124	38,469	$235,522	11,098	$(805,280)	(37,970)	$247,366	11,597
Class B	5,890	278	3,003	142	(26,949)	(1,277)	(18,056)	(857)
Class C	76,983	3,677	18,171	867	(100,257)	(4,794)	(5,103)	(250)
Class F-1	261,378	12,402	52,241	2,476	(268,006)	(12,669)	45,613	2,209
Class F-2	231,076	10,874	23,479	1,109	(102,088)	(4,832)	152,467	7,151
Class 529-A	43,750	2,053	11,411	536	(37,141)	(1,743)	18,020	846
Class 529-B	569	27	286	13	(3,179)	(150)	(2,324)	(110)
Class 529-C	21,004	995	4,140	196	(19,446)	(921)	5,698	270
Class 529-E	2,381	112	566	27	(2,234)	(105)	713	34
Class 529-F-1	6,390	302	1,127	53	(3,768)	(178)	3,749	177
Class R-1	2,454	117	478	23	(4,189)	(199)	(1,257)	(59)
Class R-2	33,808	1,605	4,534	215	(31,452)	(1,495)	6,890	325
Class R-3	42,703	2,016	5,452	257	(42,341)	(1,998)	5,814	275
Class R-4	28,585	1,346	3,434	162	(22,721)	(1,070)	9,298	438
Class R-5	36,149	1,705	6,304	297	(50,437)	(2,363)	(7,984)	(361)
Class R-6	220,089	10,387	15,201	718	(16,406)	(771)	218,884	10,334
Total net increase (decrease)	$1,830,333	86,365	$385,349	18,189	$(1,535,894)	(72,535)	$679,788	32,019

Year ended September 30, 2012
Class A	$1,242,625	59,333	$163,565	7,915	$(1,411,133)	(67,505)	$(4,943)	(257)
Class B	12,004	577	2,415	118	(66,561)	(3,208)	(52,142)	(2,513)
Class C	127,477	6,175	12,093	593	(191,863)	(9,302)	(52,293)	(2,534)
Class F-1	850,865	40,920	31,500	1,532	(446,790)	(21,474)	435,575	20,978
Class F-2	246,982	11,817	12,481	604	(96,818)	(4,634)	162,645	7,787
Class 529-A	83,034	3,960	7,665	370	(54,751)	(2,608)	35,948	1,722
Class 529-B	1,766	85	234	12	(6,803)	(327)	(4,803)	(230)
Class 529-C	38,208	1,840	2,619	128	(35,089)	(1,688)	5,738	280
Class 529-E	5,113	245	374	18	(3,630)	(174)	1,857	89
Class 529-F-1	10,423	500	745	36	(6,851)	(329)	4,317	207
Class R-1	5,217	251	329	16	(6,091)	(294)	(545)	(27)
Class R-2	60,009	2,891	2,877	140	(64,897)	(3,129)	(2,011)	(98)
Class R-3	74,104	3,547	3,677	178	(84,263)	(4,046)	(6,482)	(321)
Class R-4	45,707	2,186	2,480	120	(56,688)	(2,710)	(8,501)	(404)
Class R-5	81,778	3,901	4,382	212	(51,867)	(2,480)	34,293	1,633
Class R-6	129,626	6,147	7,414	359	(37,258)	(1,770)	99,782	4,736
Total net increase (decrease)	$3,014,938	144,375	$254,850	12,351	$(2,621,353)	(125,678)	$648,435	31,048

*Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,030,062,000 and $11,689,017,000, respectively, during the six months ended March 31, 2013.

Capital World Bond Fund	29

Financial highlights

			(Loss) income from investment operations[1]
				Net (losses)
		Net asset		gains on
		value,	Net	securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class A:	Six months ended 3/31/2013[4,5]	$21.63	$.21	$(.48)	$(.27)
	Year ended 9/30/2012	20.48	.51	1.08	1.59
	Year ended 9/30/2011	21.03	.68	(.41)	.27
	Year ended 9/30/2010	20.28	.71	.80	1.51
	Year ended 9/30/2009	18.88	.74	1.65	2.39
	Year ended 9/30/2008	20.17	.87	(1.05)	(.18)

Class B:	Six months ended 3/31/2013[4,5]	21.46	.13	(.49)	(.36)
	Year ended 9/30/2012	20.35	.35	1.08	1.43
	Year ended 9/30/2011	20.89	.52	(.41)	.11
	Year ended 9/30/2010	20.15	.56	.78	1.34
	Year ended 9/30/2009	18.73	.59	1.63	2.22
	Year ended 9/30/2008	20.02	.71	(1.03)	(.32)

Class C:	Six months ended 3/31/2013[4,5]	21.30	.12	(.47)	(.35)
	Year ended 9/30/2012	20.21	.34	1.07	1.41
	Year ended 9/30/2011	20.77	.51	(.42)	.09
	Year ended 9/30/2010	20.04	.54	.79	1.33
	Year ended 9/30/2009	18.63	.58	1.62	2.20
	Year ended 9/30/2008	19.92	.70	(1.03)	(.33)

Class F-1:	Six months ended 3/31/2013[4,5]	21.51	.21	(.48)	(.27)
	Year ended 9/30/2012	20.37	.50	1.09	1.59
	Year ended 9/30/2011	20.92	.67	(.41)	.26
	Year ended 9/30/2010	20.18	.71	.78	1.49
	Year ended 9/30/2009	18.79	.74	1.63	2.37
	Year ended 9/30/2008	20.08	.87	(1.05)	(.18)

Class F-2:	Six months ended 3/31/2013[4,5]	21.62	.24	(.49)	(.25)
	Year ended 9/30/2012	20.45	.56	1.10	1.66
	Year ended 9/30/2011	21.01	.73	(.42)	.31
	Year ended 9/30/2010	20.25	.76	.81	1.57
	Year ended 9/30/2009	18.89	.78	1.64	2.42
	Period from 8/1/2008 to 9/30/2008[4]	20.05	.13	(1.29)	(1.16)

Class 529-A:	Six months ended 3/31/2013[4,5]	21.68	.20	(.48)	(.28)
	Year ended 9/30/2012	20.53	.49	1.09	1.58
	Year ended 9/30/2011	21.08	.67	(.41)	.26
	Year ended 9/30/2010	20.32	.70	.81	1.51
	Year ended 9/30/2009	18.93	.73	1.64	2.37
	Year ended 9/30/2008	20.21	.86	(1.04)	(.18)

30	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends						average net		average net		Ratio of
(from net	Distributions	Total	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	dividends and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.34)	$(.28)	$(.62)	$20.74	(1.29)%	$8,203	.90%[6]		.90%[6]		2.00%[6]
(.44)	—	(.44)	21.63	7.89	8,306	.89		.89		2.43
(.82)	—	(.82)	20.48	1.32	7,868	.87		.87		3.26
(.76)	—	(.76)	21.03	7.63	7,679	.88		.88		3.52
(.99)	—	(.99)	20.28	13.17	6,364	.87		.86		4.00
(1.05)	(.06)	(1.11)	18.88	(1.06)	6,190	.90		.86		4.31

(.21)	(.28)	(.49)	20.61	(1.71)	119	1.66	[6]	1.66	[6]	1.24	[6]
(.32)	—	(.32)	21.46	7.09	142	1.65		1.65		1.70
(.65)	—	(.65)	20.35	.56	186	1.64		1.64		2.49
(.60)	—	(.60)	20.89	6.79	242	1.64		1.64		2.76
(.80)	—	(.80)	20.15	12.23	260	1.68		1.66		3.20
(.91)	(.06)	(.97)	18.73	(1.78)	291	1.64		1.60		3.56

(.21)	(.28)	(.49)	20.46	(1.68)	775	1.70	[6]	1.70	[6]	1.20	[6]
(.32)	—	(.32)	21.30	7.05	813	1.68		1.68		1.63
(.65)	—	(.65)	20.21	.48	822	1.66		1.66		2.47
(.60)	—	(.60)	20.77	6.79	862	1.67		1.67		2.73
(.79)	—	(.79)	20.04	12.23	721	1.70		1.68		3.17
(.90)	(.06)	(.96)	18.63	(1.81)	730	1.69		1.64		3.52

(.34)	(.28)	(.62)	20.62	(1.30)	1,818	.91	[6]	.91	[6]	1.99	[6]
(.45)	—	(.45)	21.51	7.91	1,849	.88		.88		2.39
(.81)	—	(.81)	20.37	1.31	1,324	.89		.89		3.24
(.75)	—	(.75)	20.92	7.61	1,307	.88		.88		3.51
(.98)	—	(.98)	20.18	13.12	1,212	.90		.89		3.98
(1.05)	(.06)	(1.11)	18.79	(1.03)	1,521	.89		.84		4.33

(.38)	(.28)	(.66)	20.71	(1.19)	840	.63	[6]	.63	[6]	2.27	[6]
(.49)	—	(.49)	21.62	8.23	723	.62		.62		2.67
(.87)	—	(.87)	20.45	1.52	524	.63		.63		3.50
(.81)	—	(.81)	21.01	7.97	468	.62		.62		3.77
(1.06)	—	(1.06)	20.25	13.35	325	.66		.66		4.08
—	—	—	18.89	(5.79)	28	.11		.10		.71

(.33)	(.28)	(.61)	20.79	(1.35)	402	.98	[6]	.98	[6]	1.92	[6]
(.43)	—	(.43)	21.68	7.81	401	.97		.97		2.34
(.81)	—	(.81)	20.53	1.26	344	.93		.93		3.19
(.75)	—	(.75)	21.08	7.62	292	.93		.93		3.46
(.98)	—	(.98)	20.32	13.02	200	.94		.93		3.92
(1.04)	(.06)	(1.10)	18.93	(1.03)	158	.93		.88		4.29

See page 34 for footnotes.

Capital World Bond Fund	31

Financial highlights (continued)

			(Loss) income from investment operations[1]
				Net (losses)
		Net asset		gains on
		value,	Net	securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class 529-B:	Six months ended 3/31/2013[4,5]	$21.52	$.12	$(.49)	$(.37)
	Year ended 9/30/2012	20.41	.33	1.08	1.41
	Year ended 9/30/2011	20.95	.50	(.41)	.09
	Year ended 9/30/2010	20.21	.54	.78	1.32
	Year ended 9/30/2009	18.78	.57	1.64	2.21
	Year ended 9/30/2008	20.07	.69	(1.04)	(.35)

Class 529-C:	Six months ended 3/31/2013[4,5]	21.45	.12	(.49)	(.37)
	Year ended 9/30/2012	20.35	.32	1.09	1.41
	Year ended 9/30/2011	20.91	.50	(.42)	.08
	Year ended 9/30/2010	20.17	.54	.79	1.33
	Year ended 9/30/2009	18.76	.58	1.62	2.20
	Year ended 9/30/2008	20.05	.69	(1.03)	(.34)

Class 529-E:	Six months ended 3/31/2013[4,5]	21.55	.18	(.49)	(.31)
	Year ended 9/30/2012	20.42	.44	1.08	1.52
	Year ended 9/30/2011	20.97	.61	(.41)	.20
	Year ended 9/30/2010	20.22	.64	.80	1.44
	Year ended 9/30/2009	18.82	.67	1.64	2.31
	Year ended 9/30/2008	20.11	.80	(1.05)	(.25)

Class 529-F-1:	Six months ended 3/31/2013[4,5]	21.58	.23	(.49)	(.26)
	Year ended 9/30/2012	20.42	.53	1.09	1.62
	Year ended 9/30/2011	20.98	.71	(.42)	.29
	Year ended 9/30/2010	20.23	.74	.80	1.54
	Year ended 9/30/2009	18.85	.76	1.64	2.40
	Year ended 9/30/2008	20.14	.90	(1.05)	(.15)

Class R-1:	Six months ended 3/31/2013[4,5]	21.44	.13	(.48)	(.35)
	Year ended 9/30/2012	20.33	.35	1.09	1.44
	Year ended 9/30/2011	20.89	.51	(.42)	.09
	Year ended 9/30/2010	20.15	.55	.79	1.34
	Year ended 9/30/2009	18.74	.59	1.62	2.21
	Year ended 9/30/2008	20.03	.71	(1.03)	(.32)

Class R-2:	Six months ended 3/31/2013[4,5]	21.43	.13	(.48)	(.35)
	Year ended 9/30/2012	20.33	.34	1.08	1.42
	Year ended 9/30/2011	20.89	.52	(.42)	.10
	Year ended 9/30/2010	20.15	.55	.79	1.34
	Year ended 9/30/2009	18.74	.59	1.62	2.21
	Year ended 9/30/2008	20.03	.71	(1.04)	(.33)

32	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends						average net		average net		Ratio of
(from net	Distributions	Total	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	dividends and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.19)	$(.28)	$(.47)	$20.68	(1.76)%	$12	1.78%[6]		1.78%[6]		1.12%[6]
(.30)	—	(.30)	21.52	6.97	15	1.77		1.77		1.57
(.63)	—	(.63)	20.41	.46	18	1.74		1.74		2.39
(.58)	—	(.58)	20.95	6.69	22	1.74		1.74		2.66
(.78)	—	(.78)	20.21	12.16	20	1.77		1.76		3.09
(.88)	(.06)	(.94)	18.78	(1.91)	18	1.76		1.71		3.46

(.20)	(.28)	(.48)	20.60	(1.76)	181	1.76	[6]	1.76	[6]	1.13	[6]
(.31)	—	(.31)	21.45	7.00	183	1.76		1.76		1.55
(.64)	—	(.64)	20.35	.42	168	1.73		1.73		2.39
(.59)	—	(.59)	20.91	6.75	148	1.73		1.73		2.66
(.79)	—	(.79)	20.17	12.09	104	1.77		1.76		3.09
(.89)	(.06)	(.95)	18.76	(1.87)	83	1.75		1.70		3.47

(.29)	(.28)	(.57)	20.67	(1.48)	21	1.21	[6]	1.21	[6]	1.69	[6]
(.39)	—	(.39)	21.55	7.56	21	1.21		1.21		2.09
(.75)	—	(.75)	20.42	.98	18	1.21		1.21		2.91
(.69)	—	(.69)	20.97	7.30	16	1.22		1.22		3.17
(.91)	—	(.91)	20.22	12.71	11	1.26		1.24		3.60
(.98)	(.06)	(1.04)	18.82	(1.38)	9	1.24		1.19		3.98

(.36)	(.28)	(.64)	20.68	(1.24)	39	.76	[6]	.76	[6]	2.14	[6]
(.46)	—	(.46)	21.58	8.08	37	.75		.75		2.55
(.85)	—	(.85)	20.42	1.42	31	.73		.73		3.40
(.79)	—	(.79)	20.98	7.82	25	.72		.72		3.67
(1.02)	—	(1.02)	20.23	13.27	18	.76		.75		4.10
(1.08)	(.06)	(1.14)	18.85	(.89)	14	.73		.69		4.49

(.22)	(.28)	(.50)	20.59	(1.67)	19	1.64	[6]	1.64	[6]	1.26	[6]
(.33)	—	(.33)	21.44	7.14	21	1.63		1.63		1.69
(.65)	—	(.65)	20.33	.47	21	1.66		1.66		2.47
(.60)	—	(.60)	20.89	6.80	21	1.67		1.67		2.72
(.80)	—	(.80)	20.15	12.20	17	1.69		1.68		3.17
(.91)	(.06)	(.97)	18.74	(1.77)	16	1.67		1.62		3.55

(.22)	(.28)	(.50)	20.58	(1.69)	192	1.66	[6]	1.66	[6]	1.23	[6]
(.32)	—	(.32)	21.43	7.05	193	1.70		1.70		1.62
(.66)	—	(.66)	20.33	.50	185	1.72		1.64		2.48
(.60)	—	(.60)	20.89	6.83	173	1.73		1.65		2.74
(.80)	—	(.80)	20.15	12.22	130	1.83		1.66		3.18
(.90)	(.06)	(.96)	18.74	(1.81)	105	1.81		1.63		3.55

See page 34 for footnotes.

Capital World Bond Fund	33

Financial highlights (continued)

			(Loss) income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-3:	Six months ended 3/31/2013[4,5]	$21.58	$.18	$(.48)	$(.30)
	Year ended 9/30/2012	20.45	.44	1.08	1.52
	Year ended 9/30/2011	21.00	.61	(.41)	.20
	Year ended 9/30/2010	20.25	.64	.80	1.44
	Year ended 9/30/2009	18.85	.67	1.63	2.30
	Year ended 9/30/2008	20.13	.80	(1.04)	(.24)

Class R-4:	Six months ended 3/31/2013[4,5]	21.62	.21	(.49)	(.28)
	Year ended 9/30/2012	20.46	.51	1.09	1.60
	Year ended 9/30/2011	21.02	.68	(.42)	.26
	Year ended 9/30/2010	20.26	.71	.80	1.51
	Year ended 9/30/2009	18.88	.74	1.63	2.37
	Year ended 9/30/2008	20.16	.86	(1.03)	(.17)

Class R-5:	Six months ended 3/31/2013[4,5]	21.66	.25	(.49)	(.24)
	Year ended 9/30/2012	20.49	.57	1.09	1.66
	Year ended 9/30/2011	21.04	.74	(.41)	.33
	Year ended 9/30/2010	20.29	.77	.79	1.56
	Year ended 9/30/2009	18.91	.79	1.64	2.43
	Year ended 9/30/2008	20.19	.93	(1.04)	(.11)

Class R-6:	Six months ended 3/31/2013[4,5]	21.66	.25	(.49)	(.24)
	Year ended 9/30/2012	20.48	.58	1.10	1.68
	Year ended 9/30/2011	21.03	.75	(.41)	.34
	Year ended 9/30/2010	20.28	.78	.79	1.57
	Period from 5/1/2009 to 9/30/2009[4]	18.28	.33	2.06	2.39

	Six months ended March 31,	Year ended September 30
	2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	100%	142%	95%	80%	106%	87%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

34	Capital World Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset, value, end of period	Total return[3]	Net assets end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.29)	$(.28)	$(.57)	$20.71	(1.43)%	$204	1.21%[6]		1.21%[6]		1.69%[6]
(.39)	—	(.39)	21.58	7.54	206	1.21		1.21		2.10
(.75)	—	(.75)	20.45	.98	202	1.21		1.21		2.92
(.69)	—	(.69)	21.00	7.28	186	1.22		1.22		3.17
(.90)	—	(.90)	20.25	12.67	144	1.25		1.24		3.61
(.98)	(.06)	(1.04)	18.85	(1.33)	122	1.24		1.19		3.98

(.34)	(.28)	(.62)	20.72	(1.28)	120	.87	[6]	.87	[6]	2.03	[6]
(.44)	—	(.44)	21.62	7.96	115	.87		.87		2.45
(.82)	—	(.82)	20.46	1.26	117	.88		.88		3.25
(.75)	—	(.75)	21.02	7.68	114	.89		.89		3.51
(.99)	—	(.99)	20.26	13.04	94	.91		.90		3.95
(1.05)	(.06)	(1.11)	18.88	(1.01)	71	.91		.86		4.31

(.39)	(.28)	(.67)	20.75	(1.15)	202	.58	[6]	.58	[6]	2.32	[6]
(.49)	—	(.49)	21.66	8.24	219	.57		.57		2.72
(.88)	—	(.88)	20.49	1.61	174	.58		.58		3.55
(.81)	—	(.81)	21.04	7.93	146	.59		.59		3.80
(1.05)	—	(1.05)	20.29	13.40	110	.61		.60		4.31
(1.11)	(.06)	(1.17)	18.91	(.71)	215	.61		.56		4.62

(.40)	(.28)	(.68)	20.74	(1.16)	595	.52	[6]	.52	[6]	2.38	[6]
(.50)	—	(.50)	21.66	8.33	398	.52		.52		2.76
(.89)	—	(.89)	20.48	1.62	280	.53		.53		3.60
(.82)	—	(.82)	21.03	8.04	218	.54		.54		3.85
(.39)	—	(.39)	20.28	13.16	129	.24		.24		1.71

Capital World Bond Fund	35

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2012, through March 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	Capital World Bond Fund

	Beginning account value 10/1/2012	Ending account value 3/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$987.06	$4.46	.90%
Class A — assumed 5% return	1,000.00	1,020.44	4.53	.90
Class B — actual return	1,000.00	982.93	8.21	1.66
Class B — assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class C — actual return	1,000.00	983.23	8.41	1.70
Class C — assumed 5% return	1,000.00	1,016.45	8.55	1.70
Class F-1 — actual return	1,000.00	987.00	4.51	.91
Class F-1 — assumed 5% return	1,000.00	1,020.39	4.58	.91
Class F-2 — actual return	1,000.00	988.09	3.12	.63
Class F-2 — assumed 5% return	1,000.00	1,021.79	3.18	.63
Class 529-A — actual return	1,000.00	986.51	4.85	.98
Class 529-A — assumed 5% return	1,000.00	1,020.04	4.94	.98
Class 529-B — actual return	1,000.00	982.40	8.80	1.78
Class 529-B — assumed 5% return	1,000.00	1,016.06	8.95	1.78
Class 529-C — actual return	1,000.00	982.43	8.70	1.76
Class 529-C — assumed 5% return	1,000.00	1,016.16	8.85	1.76
Class 529-E — actual return	1,000.00	985.17	5.99	1.21
Class 529-E — assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class 529-F-1 — actual return	1,000.00	987.57	3.77	.76
Class 529-F-1 — assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-1 — actual return	1,000.00	983.25	8.11	1.64
Class R-1 — assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class R-2 — actual return	1,000.00	983.07	8.21	1.66
Class R-2 — assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class R-3 — actual return	1,000.00	985.65	5.99	1.21
Class R-3 — assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class R-4 — actual return	1,000.00	987.16	4.31	.87
Class R-4 — assumed 5% return	1,000.00	1,020.59	4.38	.87
Class R-5 — actual return	1,000.00	988.49	2.88	.58
Class R-5 — assumed 5% return	1,000.00	1,022.04	2.92	.58
Class R-6 — actual return	1,000.00	988.45	2.58	.52
Class R-6 — assumed 5% return	1,000.00	1,022.34	2.62	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Bond Fund	37

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

38	Capital World Bond Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing over the long term a high level of total return consistent with prudent investment management. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other global income funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Capital World Bond Fund	39

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	Capital World Bond Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Capital World Bond Fund	41

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds web-site or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2013, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

42	Capital World Bond Fund

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Capital World Bond Fund	43

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44	Capital World Bond Fund

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The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
Smallcap World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund® Investment portfolio March 31, 2013 unaudited

Bonds & notes 93.48%
	Principal amount	Value
Euros 15.68%	(000)	(000)
German Government 2.50% 2014	€ 12,500	US$ 16,628
German Government 4.25% 2014	18,470	24,930
German Government, Series 4, 3.75% 2015	6,000	8,199
German Government 1.50% 2016[1]	35,799	50,857
German Government, Series 6, 4.00% 2016	10,175	14,709
German Government, Series 6, 3.75% 2017	47,025	68,507
German Government 4.25% 2017	42,250	63,504
German Government, Series 165, 0.50% 2018	12,280	15,879
German Government, Series 7, 4.00% 2018	58,875	88,766
German Government 1.75% 2020[1]	33,182	51,677
German Government 3.00% 2020	12,685	18,877
German Government 1.50% 2022	12,090	15,884
German Government 2.00% 2022	77,010	106,369
German Government 6.25% 2024	15,046	28,716
German Government 5.625% 2028	8,525	16,297
German Government 6.25% 2030	8,810	18,197
German Government, Series 00, 5.50% 2031	15,275	29,751
German Government, Series 8, 4.75% 2040	2,840	5,577
German Government 3.25% 2042	10,443	16,500
German Government 2.50% 2044	4,300	5,873
Spanish Government 3.00% 2015	7,800	10,112
Spanish Government 5.50% 2017	44,732	61,679
Spanish Government 4.50% 2018	108,560	143,386
Spanish Government 4.30% 2019	11,050	14,269
Spanish Government 5.40% 2023	154,175	203,013
Irish Government 5.50% 2017	18,430	26,259
Irish Government 5.90% 2019	10,000	14,580
Irish Government 4.50% 2020	4,865	6,540
Irish Government 5.00% 2020	36,500	50,573
Irish Government 3.90% 2023	51,000	64,026
Portuguese Government 4.35% 2017	113,950	142,537
Austrian Government 4.00% 2016	19,145	27,568
Austrian Government, Series 2, 4.65% 2018	71,925	109,342
Netherlands Government Eurobond 3.25% 2015	30,650	42,059
Netherlands Government Eurobond 4.50% 2017	11,000	16,427
Koninklijke KPN NV 3.75% 2020	17,600	24,198
Koninklijke KPN NV 3.25% 2021	11,050	14,609
Koninklijke KPN NV 4.50% 2021	5,800	8,275
Italian Government 4.75% 2017	33,437	45,090
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	28,800	41,466
Barclays Bank PLC 4.00% 2019[2]	12,450	18,628
Barclays Bank PLC 6.00% 2021	11,975	16,843
Belgium (Kingdom of), Series 67, 3.00% 2019	22,250	31,507
Hungarian Government 5.75% 2018	7,500	9,758
Hungarian Government 6.00% 2019	8,750	11,430
Hungarian Government 3.875% 2020	4,000	4,599
Veolia Environnement 4.375% 2017	5,200	7,469
Veolia Environnement 6.125% 2033	6,615	11,048
HSBC Holdings PLC 6.00% 2019	10,975	16,817
HSBC Bank PLC 4.00% 2021	1,000	1,476
KfW 4.375% 2013	11,875	15,563
Royal Bank of Scotland PLC 6.00% 2013	960	1,235
Royal Bank of Scotland PLC 6.934% 2018	9,995	13,879
Greek Government 2.00%/4.30% 2023[3]	870	537
Greek Government 2.00%/4.30% 2024[3]	870	511
Greek Government 2.00%/4.30% 2025[3]	870	488
Greek Government 2.00%/4.30% 2026[3]	870	465
Greek Government 2.00%/4.30% 2027[3]	870	448
Greek Government 2.00%/4.30% 2028[3]	870	434
Greek Government 2.00%/4.30% 2029[3]	870	428
Greek Government 2.00%/4.30% 2030[3]	870	421
Greek Government 2.00%/4.30% 2031[3]	870	412
Greek Government 2.00%/4.30% 2032[3]	870	413
Greek Government 2.00%/4.30% 2033[3]	870	408
Greek Government 2.00%/4.30% 2034[3]	870	404
Greek Government 2.00%/4.30% 2035[3]	870	403
Greek Government 2.00%/4.30% 2036[3]	2,620	1,206
Greek Government 2.00%/4.30% 2037[3]	2,970	1,383
Greek Government 2.00%/4.30% 2038[3]	1,770	815
Greek Government 2.00%/4.30% 2039[3]	870	400
Greek Government 2.00%/4.30% 2040[3]	3,520	1,632
Greek Government 2.00%/4.30% 2041[3]	5,920	2,745
Greek Government 2.00%/4.30% 2042[3]	1,770	813
GE Capital European Funding 5.375% 2020	9,100	14,284
Merrill Lynch & Co., Inc. 4.625% 2018	10,371	14,194
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	13,726
HBOS PLC 4.375% 2019[4]	885	1,100
Lloyds TSB Bank PLC 6.50% 2020	8,400	11,922
European Investment Bank 4.75% 2017	8,490	12,855
Schering-Plough Corp. 5.375% 2014	8,105	11,151
National Grid Transco PLC 5.00% 2018	3,275	4,978
National Grid Transco PLC 4.375% 2020	4,000	6,003
Cyprus (Republic of) 4.625% 2020	14,070	10,595
Canadian Government 3.50% 2020	7,000	10,546
Wal-Mart Stores, Inc. 4.875% 2029	6,000	9,836
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,546
Daimler AG, Series 6, 4.125% 2017	6,350	9,079
Standard Chartered Bank 5.875% 2017	6,000	8,886
Finland (Republic of) 3.875% 2017	5,890	8,652
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,370
Deutsche Telekom International Finance BV 7.50% 2033	3,375	6,693
Volvo Treasury AB 5.00% 2017	4,500	6,569
AT&T Inc. 6.125% 2015	4,500	6,401
French Government 0.75% 2014	500	647
French Government 8.50% 2023	2,500	5,077
Roche Holdings, Inc. 5.625% 2016	3,400	4,990
Skandinaviska Enskilda 5.50% 2014	2,000	2,705
Skandinaviska Enskilda 4.25% 2018	1,500	2,186
France Télécom 5.625% 2018	3,000	4,625
Telecom Italia SpA 7.75% 2033	3,000	4,394
Shell International Finance BV 4.50% 2016	3,000	4,278
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,262
Assicurazioni Generali SpA 10.125% 2042	2,700	3,990
Gas Natural SGD, SA 4.125% 2018	2,750	3,768
Novartis Finance SA, 4.25% 2016	2,500	3,568
Anglian Water Services Financing PLC 4.625% 2013	2,250	2,948
CRH Finance BV 7.375% 2014[4]	2,125	2,926
BMW Group 3.875% 2017	2,000	2,843
Bouygues SA 4.375% 2014	2,000	2,711
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,541
AXA SA 4.50% 2015	1,350	1,849
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	1,250	1,646
Wind Acquisition SA 7.375% 2018	925	1,229
		2,154,292
Japanese yen 8.18%
Japanese Government, Series 77, 1.00% 2013	¥ 935,000	9,975
Japanese Government, Series 317, 0.10% 2014	1,215,000	12,912
Japanese Government, Series 269, 1.30% 2015	36,399,750	396,084
Japanese Government, Series 284, 1.70% 2016	10,408,700	117,056
Japanese Government, Series 281, 2.00% 2016	1,415,000	15,947
Japanese Government, Series 104, 0.20% 2017	325,000	3,463
Japanese Government, Series 14, 1.20% 2017[1]	1,264,368	15,074
Japanese Government, Series 289, 1.50% 2017	2,993,000	33,838
Japanese Government, Series 296, 1.50% 2018	3,781,850	43,076
Japanese Government, Series 305, 1.30% 2019	390,000	4,428
Japanese Government, Series 310, 1.00% 2020	15,587,850	173,500
Japanese Government, Series 315, 1.20% 2021	2,165,000	24,406
Japanese Government, Series 321, 1.00% 2022	470,000	5,211
Japanese Government, Series 4, 2.90% 2030	850,000	11,409
Japanese Government, Series 136, 1.60% 2032	2,345,700	26,036
Japanese Government, Series 21, 2.30% 2035	8,435,000	104,337
Japanese Government, Series 29, 2.40% 2038	1,828,950	23,083
Japanese Government, Series 36, 2.00% 2042	8,195,000	96,177
European Investment Bank 1.40% 2017	721,700	8,073
		1,124,085
Swedish kronor 4.89%
Swedish Government, Series 1041, 6.75% 2014	SKr 22,080	3,601
Swedish Government 3.50% 2015[1]	39,131	6,589
Swedish Government, Series 1049, 4.50% 2015	807,320	133,904
Swedish Government, Series 3107, 0.50% 2017[1]	38,354	6,036
Swedish Government, Series 1051, 3.75% 2017	1,409,810	239,845
Swedish Government, Series 105, 4.25% 2019	458,000	81,691
Swedish Government, Series 1047, 5.00% 2020	66,250	12,680
Swedish Government 4.00% 2020[1]	57,637	11,510
Swedish Government, Series 105, 3.50% 2022	701,820	124,027
Swedish Government, Series 3104, 3.50% 2028[1]	197,006	44,714
Nordea Hypotek AB 4.00% 2014[2]	45,800	7,248
		671,845
Mexican pesos 4.64%
United Mexican States Government, Series M, 7.00% 2014	MXN260,000	21,866
United Mexican States Government, Series MI10, 9.50% 2014	260,500	22,977
United Mexican States Government 4.50% 2014[1]	486,651	42,159
United Mexican States Government, Series M10, 8.00% 2015	142,500	12,592
United Mexican States Government, Series M, 6.25% 2016	832,300	71,088
United Mexican States Government, Series M10, 7.25% 2016	339,000	29,986
United Mexican States Government, Series M, 5.00% 2017	522,000	42,974
United Mexican States Government, Series M10, 7.75% 2017	901,400	82,641
United Mexican States Government 3.50% 2017[1]	257,761	23,578
United Mexican States Government, Series M, 8.00% 2020	618,000	59,897
United Mexican States Government, Series M, 6.50% 2021	987,500	88,969
United Mexican States Government, Series M20, 10.00% 2024	252,500	29,438
United Mexican States Government, Series M30, 10.00% 2036	615,000	76,364
United Mexican States Government 4.00% 2040[1]	281,672	31,540
América Móvil, SAB de CV 8.46% 2036	15,000	1,397
		637,466
Polish zloty 4.01%
Polish Government, Series 0414, 5.75% 2014	PLN390,875	123,230
Polish Government, Series 1017, 5.25% 2017	730,650	242,025
Polish Government, Series 1020, 5.25% 2020	102,550	34,796
Polish Government, Series 1021, 5.75% 2021	273,370	95,884
Polish Government 5.75% 2022	155,350	54,573
		550,508
British pounds 2.83%
United Kingdom 1.25% 2017[1]	£ 3,259	5,943
United Kingdom 5.00% 2018	9,510	17,456
United Kingdom 3.75% 2020	11,220	20,029
United Kingdom 4.75% 2020	4,885	9,201
United Kingdom 2.50% 2020[1]	3,933	8,106
United Kingdom 3.75% 2021	43,400	77,625
United Kingdom 8.00% 2021	2,300	5,278
United Kingdom 1.75% 2022	17,000	25,816
United Kingdom 1.875% 2022[1]	7,599	15,868
United Kingdom 4.75% 2030	10,870	21,437
United Kingdom 0.75% 2034[1]	14,840	28,200
United Kingdom 4.25% 2040	13,960	25,805
United Kingdom 0.625% 2042[1]	17,086	33,411
United Kingdom 4.25% 2055	700	1,315
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	12,600	20,457
Telecom Italia SpA 6.375% 2019	3,000	4,846
RSA Insurance Group PLC 9.375% 2039[4]	1,733	3,419
RSA Insurance Group PLC 8.50% (undated)[4]	13,459	21,793
France Télécom 5.00% 2016	10,600	17,730
France Télécom 7.25% 2020	1,825	3,592
Deutsche Telekom International Finance BV 6.50% 2022	4,450	8,607
Tesco PLC 5.50% 2033	2,640	4,552
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,5]	2,400	3,428
Time Warner Cable Inc. 5.75% 2031	1,375	2,408
Wal-Mart Stores, Inc. 5.625% 2034	950	1,855
General Electric Capital Corp. 5.625% 2031	750	1,340
		389,517
South Korean won 2.01%
South Korean Government 3.75% 2013	KRW 30,000,000	27,024
South Korean Government 5.25% 2015	1,600,000	1,531
South Korean Government 5.50% 2017	193,768,100	195,541
South Korean Government 5.75% 2018	49,999,410	52,120
		276,216

Norwegian kroner 1.66%
Norwegian Government 5.00% 2015	NKr250,000	US$ 46,181
Norwegian Government 4.25% 2017	765,310	146,177
Norwegian Government 4.50% 2019	179,130	35,762
		228,120
Hungarian forints 1.35%
Hungarian Government, Series 17/A, 6.75% 2017	HUF11,718,500	52,036
Hungarian Government, Series 19/A, 6.50% 2019	9,334,600	40,764
Hungarian Government, Series 20A, 7.50% 2020	11,844,000	54,443
Hungarian Government, Series 22A, 7.00% 2022	8,800,000	38,946
		186,189
Canadian dollars 1.26%
Canadian Government 2.00% 2014	C$ 8,750	8,756
Canadian Government 2.00% 2014	5,000	4,965
Canadian Government 2.00% 2016	3,500	3,537
Canadian Government 1.25% 2018	36,791	36,119
Canadian Government 4.25% 2018	2,000	2,254
Canadian Government 3.25% 2021	25,860	28,569
Canadian Government 4.25% 2021[1]	6,461	8,922
Canadian Government 8.00% 2023	1,000	1,545
Canadian Government 5.75% 2029	1,250	1,804
Canadian Government 5.00% 2037	2,000	2,851
Canada Housing Trust 4.10% 2018	1,500	1,662
Canada Housing Trust 3.35% 2020	23,000	24,883
Province of Ontario, Series HC, 9.50% 2022	2,000	3,052
Province of Ontario 4.60% 2039	9,500	11,013
Province of Manitoba 4.25% 2018	8,500	9,333
Province de Québec 5.25% 2013	2,000	2,009
Province de Québec 9.375% 2023	2,000	3,053
Hydro One Inc. 5.49% 2040	4,000	4,990
Rogers Communications Inc. 5.80% 2016	3,500	3,851
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,139
Bank of Nova Scotia 5.04% 2013	2,000	1,969
Thomson Reuters Corp. 5.70% 2015	1,750	1,879
Bank of Montreal 5.18% 2015	1,750	1,857
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,267
Province of New Brunswick 6.75% 2017	750	887
		173,166
Turkish lira 1.14%
Turkey (Republic of) 4.50% 2015[1]	TRY 7,959	4,845
Turkey (Republic of) 9.00% 2016	6,900	4,075
Turkey (Republic of) 10.50% 2020	77,675	51,758
Turkey (Republic of) 3.00% 2021[1]	57,784	36,737
Turkey (Republic of) 9.50% 2022	91,220	58,712
		156,127
Brazilian reais 1.00%
Brazil (Federal Republic of) 6.00% 2015[1]	BRL13,199	7,152
Brazil (Federal Republic of) 6.00% 2017[1]	63,103	35,280
Brazil (Federal Republic of) 6.00% 2018[1]	44,763	24,912
Brazil (Federal Republic of) 6.00% 2020[1]	40,490	23,072
Brazil (Federal Republic of) 6.00% 2022[1]	25,238	14,674
JPMorgan Chase & Co., Brazil (Federal Republic of), Credit Linked Notes 6.00% 2022[1,6]	4,528	2,633
JPMorgan Chase & Co., Brazil (Federal Republic of), Credit Linked Notes 10.00% 2023[6]	1,625	809
Brazil (Federal Republic of) Global 8.50% 2024	10,500	5,556
Brazil (Federal Republic of) Global 10.25% 2028	6,650	3,963
Brazil (Federal Republic of) 6.00% 2045[1]	29,698	19,519
		137,570
Malaysian ringgits 0.85%
Malaysian Government, Series 0204, 5.094% 2014	MYR 71,125	23,468
Malaysian Government, Series 0207, 3.814% 2017	105,000	34,803
Malaysian Government, Series 0210, 4.012% 2017	140,500	46,988
Malaysian Government, Series 0203, 4.24% 2018	35,000	11,830
		117,089
Israeli shekels 0.79%
Israeli Government, Series 0547, 5.00% 2015[1]	ILS 27,775	8,603
Israeli Government, Series 2683, 6.50% 2016	15,400	4,751
Israeli Government 5.50% 2017	108,210	33,154
Israeli Government, Series 5903, 4.00% 2021[1]	44,288	14,985
Israeli Government 5.50% 2022	14,000	4,367
Israeli Government 4.25% 2023	152,060	42,989
		108,849
Singapore dollars 0.71%
Singapore (Republic of) 3.75% 2016	S$97,010	87,582
Singapore (Republic of) 4.00% 2018	4,800	4,574
Singapore (Republic of) 3.25% 2020	6,200	5,736
		97,892
Philippine pesos 0.62%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 512,330	13,126
Philippines (Republic of) 4.95% 2021	114,000	3,199
Philippines (Republic of) 6.375% 2022	1,719,551	53,419
Philippines (Republic of) 6.25% 2036	483,000	15,812
		85,556
Chilean pesos 0.62%
Chilean Government 3.00% 2018[1]	CLP 7,800,179	16,897
Chilean Government 5.50% 2020	5,808,500	13,351
Chilean Government 3.00% 2020[1]	891,273	1,941
Chilean Government 6.00% 2021	12,725,000	27,890
Chilean Government 3.00% 2022[1]	3,048,748	6,715
Chilean Government 3.00% 2022[1]	1,598,694	3,524
Chilean Government 3.00% 2023[1]	6,536,847	14,408
		84,726
Australian dollars 0.61%
Queensland Treasury Corp., Series 15, 6.00% 2015	A$23,139	25,761
Queensland Treasury Corp., Series 17, 6.00% 2017	22,437	25,806
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	18,133
Australian Government, Series 118, 6.50% 2013	750	785
Australian Government 4.00% 2020[1]	7,017	9,074
Australian Government, Series 133, 5.50% 2023	3,500	4,286
Australian Government, Series 136, 4.75% 2027	500	576
		84,421

Russian rubles 0.49%
Russian Federation 6.20% 2018	RUB 167,600	US$ 5,402
Russian Federation 7.50% 2018	1,820,400	61,807
		67,209
South African rand 0.33%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR115,400	13,362
South Africa (Republic of), Series R-209, 6.25% 2036	82,910	7,229
South Africa (Republic of), Series R-214, 6.50% 2041	287,090	25,340
		45,931
Peruvian nuevos soles 0.28%
Peru (Republic of) 7.84% 2020	PEN50,575	24,651
Peru (Republic of) 5.20% 2023	27,825	11,719
Peru (Republic of) 8.20% 2026	2,900	1,568
		37,938
Uruguayan pesos 0.13%
Uruguay (Republic of) 5.00% 2018[1]	UYU48,656	3,056
Uruguay (Republic of) 4.375% 2028[1,2]	214,867	14,685
		17,741
Colombian pesos 0.11%
Colombia (Republic of) Global 12.00% 2015	COP22,000,000	14,549
U.S. dollars 39.29%
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	US$ 7,000	6,912
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	7,098
Fannie Mae 2.50% 2022[2]	13,490	14,132
Fannie Mae 2.50% 2022[2]	11,485	12,032
Fannie Mae 4.00% 2024[2]	1,252	1,341
Fannie Mae 4.00% 2024[2]	1,132	1,212
Fannie Mae 3.50% 2025[2]	6,134	6,507
Fannie Mae 4.00% 2025[2]	1,424	1,525
Fannie Mae, Series 2001-4, Class GA, 9.594% 2025[2,4]	6	7
Fannie Mae 3.50% 2026[2]	2,145	2,304
Fannie Mae 6.00% 2026[2]	392	435
Fannie Mae 2.50% 2027[2]	26,877	27,989
Fannie Mae 2.50% 2027[2]	9,717	10,095
Fannie Mae 2.50% 2027[2]	8,546	8,878
Fannie Mae 2.50% 2027[2]	6,629	6,887
Fannie Mae 2.50% 2027[2]	4,256	4,422
Fannie Mae 2.50% 2027[2]	2,303	2,395
Fannie Mae 2.50% 2027[2]	2,163	2,247
Fannie Mae 2.50% 2027[2]	1,551	1,612
Fannie Mae 3.00% 2027[2]	5,303	5,607
Fannie Mae 3.00% 2027[2]	2,589	2,738
Fannie Mae 2.00% 2028[2]	83,620	84,580
Fannie Mae 2.50% 2028[2]	118,390	122,589
Fannie Mae 3.00% 2028[2]	74,400	78,129
Fannie Mae 3.00% 2028[2]	59,650	62,732
Fannie Mae 3.50% 2028[2]	50,460	53,503
Fannie Mae 5.50% 2033[2]	9,820	10,827
Fannie Mae 6.00% 2035[2]	320	353
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	2,254	2,136
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	582	659
Fannie Mae 6.00% 2037[2]	4,445	4,881
Fannie Mae 6.00% 2037[2]	3,614	3,959
Fannie Mae 6.00% 2037[2]	1,259	1,381
Fannie Mae 6.00% 2037[2]	492	540
Fannie Mae 6.00% 2037[2]	322	354
Fannie Mae 6.00% 2037[2]	200	220
Fannie Mae 2.629% 2038[2,4]	1,918	2,042
Fannie Mae 5.50% 2038[2]	3,508	3,827
Fannie Mae 5.50% 2038[2]	2,852	3,111
Fannie Mae 6.00% 2038[2]	11,071	12,144
Fannie Mae 6.00% 2038[2]	5,155	5,662
Fannie Mae 6.00% 2038[2]	2,220	2,436
Fannie Mae 6.00% 2038[2]	549	602
Fannie Mae 6.00% 2038[2]	90	99
Fannie Mae 3.488% 2039[2,4]	1,079	1,143
Fannie Mae 3.594% 2039[2,4]	806	843
Fannie Mae 3.80% 2039[2,4]	334	363
Fannie Mae 3.907% 2039[2,4]	350	367
Fannie Mae 3.937% 2039[2,4]	327	348
Fannie Mae 3.942% 2039[2,4]	309	329
Fannie Mae 3.951% 2039[2,4]	454	487
Fannie Mae 6.00% 2039[2]	18,341	20,117
Fannie Mae 4.00% 2040[2]	7,936	8,657
Fannie Mae 4.00% 2040[2]	7,489	8,169
Fannie Mae 4.399% 2040[2,4]	2,213	2,364
Fannie Mae 4.50% 2040[2]	6,772	7,308
Fannie Mae 6.00% 2040[2]	4,391	4,817
Fannie Mae 6.00% 2040[2]	2,125	2,330
Fannie Mae 3.50% 2041[2]	1,554	1,643
Fannie Mae 3.575% 2041[2,4]	7,457	7,895
Fannie Mae 4.00% 2041[2]	17,517	19,108
Fannie Mae 4.00% 2041[2]	4,009	4,374
Fannie Mae 4.00% 2041[2]	2,818	3,074
Fannie Mae 4.00% 2041[2]	2,306	2,461
Fannie Mae 4.00% 2041[2]	1,984	2,117
Fannie Mae 4.50% 2041[2]	11,746	12,683
Fannie Mae 4.50% 2041[2]	1,622	1,751
Fannie Mae 5.00% 2041[2]	12,297	13,863
Fannie Mae 5.00% 2041[2]	4,553	5,078
Fannie Mae 3.50% 2042[2]	18,799	19,937
Fannie Mae 3.50% 2042[2]	13,931	14,768
Fannie Mae 3.50% 2042[2]	9,307	9,898
Fannie Mae 3.50% 2043[2]	128,265	135,159
Fannie Mae 3.50% 2043[2]	15,650	16,530
Fannie Mae 4.00% 2043[2]	114,487	122,090
Fannie Mae 4.00% 2043[2]	51,930	55,314
Fannie Mae 6.00% 2043[2]	10,000	10,958
Fannie Mae 6.50% 2047[2]	760	833
Fannie Mae 6.50% 2047[2]	379	415
Fannie Mae 6.50% 2047[2]	158	173
Fannie Mae 7.00% 2047[2]	466	522
Fannie Mae 6.50% 2048[2]	803	880
U.S. Treasury 2.00% 2013	22,100	22,373
U.S. Treasury 2.75% 2013	46,000	46,699
U.S. Treasury 3.125% 2013	35,100	35,624
U.S. Treasury 3.625% 2013	3,000	3,013
U.S. Treasury 0.25% 2014	116,750	116,846
U.S. Treasury 0.25% 2014	57,000	57,043
U.S. Treasury 0.50% 2014	31,745	31,875
U.S. Treasury 1.25% 2014[7]	106,182	107,190
U.S. Treasury 1.875% 2014	35,000	35,640
U.S. Treasury 0.25% 2015	9,350	9,353
U.S. Treasury 0.375% 2016	16,550	16,565
U.S. Treasury 1.00% 2016	550	560
U.S. Treasury 1.50% 2016	5,000	5,176
U.S. Treasury 1.75% 2016	5,000	5,214
U.S. Treasury 2.00% 2016	39,000	40,818
U.S. Treasury 2.625% 2016	34,000	36,240
U.S. Treasury 0.625% 2017	11,085	11,079
U.S. Treasury 0.75% 2017	750	751
U.S. Treasury 0.75% 2018	2,915	2,916
U.S. Treasury 0.875% 2018	3,700	3,726
U.S. Treasury 2.625% 2018	5,000	5,460
U.S. Treasury 3.50% 2018	7,500	8,493
U.S. Treasury 1.375% 2020	5,550	5,614
U.S. Treasury 1.625% 2022	9,665	9,501
U.S. Treasury 1.75% 2022	28,000	28,084
U.S. Treasury 2.00% 2023	3,500	3,547
U.S. Treasury 6.00% 2026	19,425	27,684
U.S. Treasury 6.50% 2026	13,700	20,473
U.S. Treasury 5.50% 2028	11,900	16,517
U.S. Treasury 5.25% 2029	12,500	16,976
U.S. Treasury 4.375% 2040	11,500	14,447
U.S. Treasury 3.75% 2041	9,000	10,202
U.S. Treasury 4.75% 2041	9,360	12,456
U.S. Treasury 2.75% 2042	4,300	3,996
U.S. Treasury 3.00% 2042	43,750	42,943
U.S. Treasury 3.125% 2043	26,250	26,373
U.S. Treasury Inflation-Protected Security 0.625% 2013[1]	7,085	7,114
U.S. Treasury Inflation-Protected Security 1.875% 2013[1]	38,471	39,244
U.S. Treasury Inflation-Protected Security 2.00% 2014[1]	26,898	27,797
U.S. Treasury Inflation-Protected Security 1.875% 2015[1]	14,797	16,239
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	6,083	6,565
U.S. Treasury Inflation-Protected Security 2.375% 2017[1]	26,775	31,255
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	54,069	59,030
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	4,489	4,851
U.S. Treasury Inflation-Protected Security 3.375% 2032[1]	4,683	7,548
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	8,757	12,379
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	6,114	6,410
Freddie Mac 2.50% 2016	10,000	10,618
Freddie Mac 1.00% 2017	44,000	44,482
Freddie Mac 0.75% 2018	7,000	6,965
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	7,000	7,113
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	5,372	5,513
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	5,500	5,533
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	6,440	6,494
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	6,000	6,167
Freddie Mac 4.00% 2025[2]	3,458	3,676
Freddie Mac 4.50% 2035[2]	1,504	1,612
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	3,110	2,911
Freddie Mac 6.00% 2036[2]	841	928
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	593	550
Freddie Mac 5.50% 2038[2]	4,415	4,783
Freddie Mac 5.50% 2038[2]	1,008	1,095
Freddie Mac 6.00% 2038[2]	1,401	1,536
Freddie Mac 6.00% 2038[2]	272	298
Freddie Mac 3.731% 2039[2,4]	441	465
Freddie Mac 4.50% 2039[2]	3,015	3,226
Freddie Mac 4.50% 2040[2]	399	427
Freddie Mac 4.50% 2041[2]	23	25
JPMorgan Chase & Co. 1.125% 2016	12,600	12,635
JPMorgan Chase & Co. 3.45% 2016	4,000	4,256
JPMorgan Chase & Co. 1.80% 2018	24,960	25,132
JPMorgan Chase & Co. 3.25% 2022	17,291	17,312
JPMorgan Chase & Co. 3.20% 2023	21,250	21,276
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	22,990
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	1,310	1,833
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.55% 2039	2,720	3,946
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	7,770	11,392
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	13,850	20,029
Government National Mortgage Assn. 3.00% 2027[2]	5,920	6,319
Government National Mortgage Assn. 3.50% 2043[2]	37,700	40,321
NBCUniversal Enterprise, Inc. 0.817% 2016[4,5]	13,725	13,726
NBCUniversal Enterprise, Inc. 0.965% 2018[4,5]	5,785	5,774
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	18,510	18,598
NBCUniversal Media, LLC 5.15% 2020	3,250	3,860
NBCUniversal Enterprise, Inc. 5.25% (undated)[5]	2,335	2,371
Hungarian Government 4.125% 2018	13,780	13,124
Hungarian Government 6.25% 2020	15,945	16,364
Hungarian Government 5.375% 2023	10,740	10,127
Hungarian Government 7.625% 2041	4,560	4,674
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	975	1,039
Westfield Group 7.50% 2014[5]	4,115	4,423
Westfield Group 5.75% 2015[5]	710	789
Westfield Group 5.70% 2016[5]	6,300	7,210
Westfield Group 7.125% 2018[5]	13,880	17,150
Westfield Group 6.75% 2019[5]	5,250	6,505
Westfield Group 4.625% 2021[5]	3,630	4,058
Westfield Group 3.375% 2022[5]	1,850	1,888
Anheuser-Busch InBev NV 6.875% 2019	14,400	18,689
Anheuser-Busch InBev NV 7.75% 2019	9,595	12,630
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,834
Anheuser-Busch InBev NV 2.50% 2022	2,710	2,671
Anheuser-Busch InBev NV 3.75% 2042	1,900	1,792
Polish Government 6.375% 2019	19,460	23,956
Polish Government 5.125% 2021	11,400	13,195
Polish Government 5.00% 2022	3,000	3,435
Prologis, Inc. 7.625% 2014	8,250	8,921
Prologis, Inc. 6.125% 2016	1,550	1,785
Prologis, Inc. 6.25% 2017	4,824	5,581
Prologis, Inc. 6.625% 2018	3,225	3,884
Prologis, Inc. 6.625% 2019	2,890	3,505
Prologis, Inc. 7.375% 2019	6,280	7,878
Prologis, Inc. 6.875% 2020	7,235	8,897
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2,4]	4,720	5,322
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	6,750	7,205
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	8,500	9,195
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.714% 2049[2,4]	12,530	14,533
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	3,000	3,497
Murray Street Investment Trust I 4.647% 2017	7,400	8,102
Goldman Sachs Group, Inc. 2.375% 2018	4,500	4,569
Goldman Sachs Group, Inc. 3.625% 2023	21,600	21,813
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,386
Turkey (Republic of) 5.625% 2021	5,700	6,529
Turkey (Republic of) 6.25% 2022	11,370	13,502
Turkey (Republic of) 8.00% 2034	2,200	3,030
Turkey (Republic of) 6.75% 2040	8,080	9,999
CEMEX Finance LLC 9.50% 2016	9,925	10,793
CEMEX Finance LLC 9.50% 2016[5]	2,200	2,392
CEMEX España, SA 9.25% 2020[5]	12,799	14,271
CEMEX Finance LLC 9.375% 2022[5]	4,060	4,740
Comcast Corp. 5.30% 2014	3,000	3,116
Comcast Corp. 6.30% 2017	1,480	1,808
Comcast Corp. 5.875% 2018	3,255	3,933
Comcast Corp. 3.125% 2022	5,750	5,899
Comcast Corp. 2.85% 2023	1,500	1,499
Comcast Corp. 4.25% 2033	3,000	3,034
Comcast Corp. 6.95% 2037	5,035	6,727
Comcast Corp. 6.40% 2038	1,750	2,212
Comcast Corp. 6.40% 2040	2,150	2,734
Comcast Corp. 4.65% 2042	1,025	1,049
Pemex Project Funding Master Trust 5.75% 2018	5,750	6,634
Petróleos Mexicanos 8.00% 2019	6,400	8,224
Petróleos Mexicanos 4.875% 2022	1,300	1,443
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	8,117
Petróleos Mexicanos 6.50% 2041	2,470	2,921
Petróleos Mexicanos 5.50% 2044	4,155	4,296
AbbVie Inc. 1.75% 2017[5]	2,780	2,818
AbbVie Inc. 2.90% 2022[5]	11,020	11,061
AbbVie Inc. 4.40% 2042[5]	17,160	17,405
General Electric Capital Corp. 1.625% 2018	13,150	13,115
General Electric Capital Corp. 3.10% 2023	9,705	9,636
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[4]	6,700	7,373
Citigroup Inc. 4.75% 2015	9,000	9,659
Citigroup Inc. 3.375% 2023	11,150	11,272
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[4]	3,500	3,654
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[4]	3,300	3,428
Deutsche Telekom International Finance BV 5.875% 2013	1,880	1,918
Deutsche Telekom International Finance BV 3.125% 2016[5]	7,465	7,884
Deutsche Telekom International Finance BV 9.25% 2032	11,340	17,398
United Mexican States Government Global 5.95% 2019	8,920	10,838
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,528
United Mexican States Government Global, Series A, 6.05% 2040	7,520	9,344
United Mexican States Government Global, Series A, 5.75% 2110	3,000	3,306
Gazprom OJSC 5.092% 2015[5]	4,675	4,998
Gazprom OJSC 3.85% 2020[5]	1,350	1,357
Gazprom OJSC 5.999% 2021[5]	3,900	4,387
Gazprom OJSC, Series 9, 6.51% 2022	2,650	3,074
Gazprom OJSC 4.95% 2028[5]	6,400	6,336
Gazprom OJSC 7.288% 2037	4,030	4,896
Gazprom OJSC 7.288% 2037[5]	1,600	1,944
Bermudan Government 5.603% 2020[5]	16,785	19,374
Bermudan Government 5.603% 2020	1,800	2,078
Bermudan Government 4.138% 2023[5]	4,900	5,159
Bank of America Corp. 3.75% 2016	3,270	3,481
Bank of America Corp. 5.75% 2017	1,020	1,181
Bank of America Corp. 1.354% 2018[4]	1,635	1,635
Bank of America Corp. 2.00% 2018	4,200	4,187
Bank of America Corp. 5.65% 2018	990	1,147
Bank of America Corp. 7.625% 2019	990	1,260
Bank of America Corp. 5.00% 2021	4,345	4,882
Bank of America Corp. 3.30% 2023	8,895	8,796
Israeli Government 4.00% 2022	14,508	15,710
Israeli Government 3.15% 2023	10,700	10,630
Croatian Government 6.75% 2019[5]	2,300	2,530
Croatian Government 6.625% 2020[5]	7,095	7,751
Croatian Government 6.375% 2021[5]	6,880	7,434
Croatian Government 5.50% 2023[5]	8,175	8,180
HSBC Finance Corp. 0.717% 2016[4]	9,900	9,760
HSBC Holdings PLC 4.125% 2020[5]	3,577	3,941
HSBC Bank PLC 4.75% 2021[5]	2,150	2,464
HSBC Holdings PLC 4.00% 2022	8,975	9,681
Transocean Inc. 5.05% 2016	6,000	6,673
Transocean Inc. 2.50% 2017	1,545	1,567
Transocean Inc. 6.375% 2021	8,920	10,409
Transocean Inc. 3.80% 2022	6,525	6,445
Verizon Communications Inc. 5.55% 2014	16,280	16,920
Verizon Communications Inc. 2.45% 2022	1,188	1,127
Verizon Communications Inc. 4.75% 2041	575	573
Verizon Communications Inc. 6.00% 2041	4,425	5,174
Verizon Communications Inc. 3.85% 2042	1,240	1,079
Roche Holdings, Inc. 6.00% 2019[5]	14,270	17,784
Roche Holdings, Inc. 7.00% 2039[5]	4,540	6,595
Telecom Italia Capital SA 7.175% 2019	2,245	2,566
Telecom Italia Capital SA 7.20% 2036	15,218	15,259
Telecom Italia Capital SA 7.721% 2038	5,897	6,176
AXA SA 8.60% 2030	18,550	23,873
StatoilHydro ASA 1.80% 2016	4,000	4,138
Statoil ASA 3.125% 2017	4,000	4,343
StatoilHydro ASA 1.20% 2018	2,780	2,794
StatoilHydro ASA 5.25% 2019	2,500	3,021
Statoil ASA 3.15% 2022	6,000	6,372
Statoil ASA 4.25% 2041	3,000	3,141
Standard Chartered PLC 3.85% 2015[5]	5,830	6,167
Standard Chartered PLC 3.20% 2016[5]	13,865	14,671
Standard Chartered Bank 3.95% 2023[5]	2,800	2,796
International Business Machines Corp. 0.75% 2015	12,900	12,992
International Business Machines Corp. 1.95% 2016	9,965	10,346
Gilead Sciences, Inc. 2.40% 2014	735	756
Gilead Sciences, Inc. 3.05% 2016	5,250	5,625
Gilead Sciences, Inc. 4.40% 2021	14,365	16,209
Gilead Sciences, Inc. 5.65% 2041	395	482
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,955
Williams Partners L.P. 4.125% 2020	1,625	1,757
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	17,516
Petrobras International Finance Co. 5.75% 2020	4,480	4,959
Petrobras International Finance Co. 5.375% 2021	12,590	13,655
Petrobras International Finance Co. 6.875% 2040	2,100	2,426
Petrobras International Finance Co. 6.75% 2041	1,000	1,137
Morgan Stanley 1.75% 2016	2,780	2,804
Morgan Stanley 3.80% 2016	7,500	7,963
Morgan Stanley, Series F, 5.625% 2019	9,500	10,945
First Data Corp. 9.875% 2015	2,572	2,662
First Data Corp. 9.875% 2015	273	283
First Data Corp. 11.25% 2016	4,750	4,797
First Data Corp., Term Loan D, 5.204% 2017[2,4,8]	4,135	4,171
First Data Corp. 6.75% 2020[5]	4,650	4,871
First Data Corp. 12.625% 2021	4,511	4,911
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,454
Kimco Realty Corp. 5.584% 2015	2,003	2,227
Kimco Realty Corp. 5.70% 2017	500	579
Kimco Realty Corp. 4.30% 2018	4,740	5,281
Kimco Realty Corp. 6.875% 2019	9,510	12,075
Indonesia (Republic of) 6.875% 2018	5,450	6,451
Indonesia (Republic of) 4.875% 2021[5]	3,835	4,214
Indonesia (Republic of) 8.50% 2035	1,625	2,409
Indonesia (Republic of) 7.75% 2038[5]	935	1,309
Indonesia (Republic of) 7.75% 2038	555	777
Indonesia (Republic of) 5.25% 2042	5,755	6,165
Wells Fargo & Co. 1.50% 2018	1,950	1,949
Wells Fargo & Co., Series I, 3.50% 2022	18,350	19,336
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	5,500	6,245
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[5]	8,000	9,890
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	3,275	3,869
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	1,135	1,149
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	3,000	3,131
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	5,000	5,171
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	12,203
Korea Development Bank 8.00% 2014	6,250	6,600
Korea Development Bank 3.875% 2017	12,800	13,897
Express Scripts Inc. 3.125% 2016	13,810	14,601
Express Scripts Inc. 3.90% 2022	5,130	5,518
Burlington Northern Santa Fe LLC 5.75% 2018	1,160	1,396
Burlington Northern Santa Fe LLC 4.70% 2019	1,960	2,287
Burlington Northern Santa Fe LLC 3.45% 2021	5,000	5,322
Burlington Northern Santa Fe LLC 3.05% 2022	5,200	5,328
Burlington Northern Santa Fe LLC 3.00% 2023	5,460	5,517
Burlington Northern Santa Fe LLC 4.45% 2043	250	254
Iberdrola Finance Ireland 3.80% 2014[5]	3,155	3,250
Scottish Power PLC 5.375% 2015	8,200	8,739
Iberdrola Finance Ireland 5.00% 2019[5]	5,000	5,331
Scottish Power PLC 5.81% 2025	2,500	2,703
Sprint Nextel Corp. 6.00% 2016	1,000	1,087
Sprint Capital Corp. 6.90% 2019	8,750	9,647
Sprint Nextel Corp. 7.00% 2020	3,250	3,591
Sprint Nextel Corp. 6.00% 2022	5,500	5,679
Developers Diversified Realty Corp. 5.50% 2015	5,190	5,611
Developers Diversified Realty Corp. 9.625% 2016	2,760	3,366
Developers Diversified Realty Corp. 7.50% 2017	5,500	6,546
Developers Diversified Realty Corp. 7.875% 2020	3,275	4,172
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	6,356
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,441
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,284
Enbridge Energy Partners, LP 4.20% 2021	510	539
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.866% 2038[2,4]	3,785	4,285
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	12,250	14,015
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,4]	500	568
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	5,300	5,651
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	3,174	3,547
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,5]	8,000	9,560
Ford Motor Credit Co. 2.375% 2018	18,750	18,670
Lithuania (Republic of) 6.75% 2015	3,930	4,276
Lithuania (Republic of) 6.125% 2021[5]	7,155	8,514
Lithuania (Republic of) 6.625% 2022[5]	4,750	5,837
Latvia (Republic of) 5.25% 2017[5]	10,455	11,605
Latvia (Republic of) 5.25% 2021	5,750	6,464
Volvo Treasury AB 5.95% 2015[5]	16,390	17,809
Union Pacific Corp. 5.70% 2018	2,000	2,418
Union Pacific Corp. 2.75% 2023	12,000	12,118
Union Pacific Corp. 6.15% 2037	1,990	2,534
Union Pacific Corp. 4.25% 2043	500	505
Russian Federation 3.25% 2017[5]	4,200	4,405
Russian Federation 5.00% 2020	5,100	5,778
Russian Federation 7.50% 2030[2]	3,550	4,404
Russian Federation 5.625% 2042[5]	2,500	2,812
ERP Operating LP 5.25% 2014	3,000	3,196
ERP Operating LP 5.125% 2016	1,110	1,237
ERP Operating LP 4.75% 2020	9,200	10,423
ERP Operating LP 4.625% 2021	2,020	2,271
Shell International Finance BV 4.00% 2014	9,340	9,667
Shell International Finance BV 4.30% 2019	650	754
Shell International Finance BV 3.625% 2042	6,830	6,650
Volkswagen International Finance NV 1.625% 2013[5]	4,100	4,118
Volkswagen International Finance NV 2.875% 2016[5]	1,900	2,002
Volkswagen International Finance NV 2.375% 2017[5]	5,000	5,188
Volkswagen International Finance NV 4.00% 2020[5]	5,000	5,517
Frontier Communications Corp. 8.50% 2020	1,775	2,019
Frontier Communications Corp. 9.25% 2021	6,525	7,520
Frontier Communications Corp. 7.125% 2023	4,250	4,319
Frontier Communications Corp. 7.625% 2024	2,550	2,630
Slovakia Government 4.375% 2022[5]	15,100	16,002
CEZ, a s 4.25% 2022[5]	14,475	15,415
Total Capital International 1.50% 2017	5,000	5,093
Total Capital International 1.55% 2017	3,980	4,051
Total Capital International 2.875% 2022	3,370	3,478
Total Capital International 2.70% 2023	1,265	1,275
Total Capital Canada Ltd. 2.75% 2023	1,460	1,468
Amgen Inc. 2.50% 2016	4,125	4,333
Amgen Inc. 2.125% 2017	3,410	3,527
Amgen Inc. 3.625% 2022	2,105	2,253
Amgen Inc. 5.15% 2041	2,250	2,428
Amgen Inc. 5.375% 2043	2,330	2,607
Bahrain Government 5.50% 2020	12,870	14,116
Bahrain Government 5.50% 2020[5]	630	691
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	1,421	1,439
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,373
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,751
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,8,9]	3,156	3,259
Vodafone Group PLC 0.90% 2016	7,250	7,238
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,8,9]	2,759	2,828
Vodafone Group PLC 2.95% 2023	1,136	1,135
BG Energy Capital PLC 2.875% 2016[5]	3,900	4,136
BG Energy Capital PLC 4.00% 2021[5]	9,200	10,139
Progress Energy, Inc. 6.05% 2014	5,000	5,254
Progress Energy, Inc. 7.05% 2019	4,380	5,567
Progress Energy, Inc. 7.75% 2031	1,990	2,751
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	1,088	1,090
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	7,165	8,058
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,4]	3,000	3,484
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.55% 2049[2,4]	840	940
Anadarko Petroleum Corp. 5.95% 2016	3,000	3,456
Anadarko Petroleum Corp. 6.375% 2017	3,430	4,100
Anadarko Petroleum Corp. 8.70% 2019	4,000	5,395
Anadarko Petroleum Corp. 6.20% 2040	500	609
HSBK (Europe) BV 7.25% 2017[5]	1,865	2,012
HSBK (Europe) BV 7.25% 2021[5]	10,525	11,208
Cricket Communications, Inc. 7.75% 2016	6,425	6,714
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[2,4,8]	6,425	6,474
Reliance Holdings Ltd. 4.50% 2020[5]	1,750	1,838
Reliance Holdings Ltd. 5.40% 2022[5]	3,110	3,475
Reliance Holdings Ltd. 6.25% 2040[5]	7,000	7,768
Veolia Environnement 6.00% 2018	11,175	13,057
Slovenia (Republic of) 5.50% 2022[5]	13,585	13,042
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[2,4]	5,055	5,537
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	6,635	7,488
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,235
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,869
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,883
PNC Financial Services Group, Inc. 2.854% 2022	12,780	12,694
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	6,365	6,596
Commonwealth Bank of Australia 0.75% 2016[2,5]	6,000	5,999
Enersis SA 7.375% 2014	11,935	12,506
Simon Property Group, LP 6.75% 2014	3,645	3,835
Simon Property Group, LP 1.50% 2018[5]	4,275	4,267
Simon Property Group, LP 10.35% 2019	2,975	4,301
E.ON International Finance BV 5.80% 2018[5]	7,500	8,983
E.ON International Finance BV 6.65% 2038[5]	2,500	3,356
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,135
Rio Tinto Finance (USA) Ltd. 2.875% 2022	9,370	9,196
National Grid PLC 6.30% 2016	10,575	12,300
MetroPCS Wireless, Inc. 6.25% 2021[5]	5,925	6,051
MetroPCS Wireless, Inc. 6.625% 2023[5]	5,925	6,066
Time Warner Cable Inc. 6.75% 2018	3,985	4,912
Time Warner Cable Inc. 5.00% 2020	4,000	4,561
Time Warner Cable Inc. 4.50% 2042	2,600	2,377
Kinder Morgan Energy Partners, LP 6.85% 2020	2,540	3,192
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,601
Kinder Morgan Energy Partners, LP 5.00% 2042	1,000	1,019
British American Tobacco International Finance PLC 2.125% 2017[5]	1,325	1,367
British American Tobacco International Finance PLC 9.50% 2018[5]	7,485	10,395
MGM Resorts International 6.625% 2015	4,100	4,469
MGM Resorts International 7.50% 2016	1,500	1,669
MGM Resorts International 6.75% 2020[5]	3,225	3,427
MGM Resorts International 6.625% 2021	2,025	2,126
Hospitality Properties Trust 6.30% 2016	1,000	1,112
Hospitality Properties Trust 6.70% 2018	8,805	10,097
Hospitality Properties Trust 5.00% 2022	250	267
GlaxoSmithKline Capital Inc. 4.85% 2013	2,000	2,011
GlaxoSmithKline Capital Inc. 1.50% 2017	6,500	6,620
GlaxoSmithKline Capital Inc. 4.20% 2043	2,500	2,550
SABMiller Holdings Inc. 2.45% 2017[5]	2,470	2,574
SABMiller Holdings Inc. 3.75% 2022[5]	3,880	4,164
SABMiller Holdings Inc. 4.95% 2042[5]	4,000	4,438
American International Group, Inc. 3.00% 2015	5,000	5,190
American International Group, Inc. 3.80% 2017	5,500	5,959
Reynolds Group Inc. 9.00% 2019	5,000	5,312
Reynolds Group Inc. 5.75% 2020	5,500	5,617
Barclays Bank PLC 5.125% 2020	8,875	10,230
Morocco Government 4.25% 2022	5,700	5,829
Morocco Government 4.25% 2022[5]	2,500	2,557
Morocco Government 5.50% 2042[5]	1,500	1,505
Republic of Belarus 8.95% 2018	9,100	9,760
Ghana (Republic of) 8.50% 2017	8,500	9,754
ABB Finance (USA) Inc. 1.625% 2017	4,695	4,767
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,915
BNP Paribas 5.00% 2021	3,000	3,390
BNP Paribas 3.25% 2023	2,915	2,841
BNP Paribas, junior subordinated 7.195% (undated)[4,5]	3,200	3,312
Jaguar Land Rover PLC 7.75% 2018[5]	5,200	5,707
Jaguar Land Rover PLC 8.125% 2021[5]	2,500	2,825
Jaguar Land Rover PLC 5.625% 2023[5]	750	783
Colbun SA 6.00% 2020[5]	8,150	9,204
Norfolk Southern Corp. 5.75% 2016	4,265	4,819
Norfolk Southern Corp. 3.00% 2022	4,000	4,107
Norfolk Southern Corp. 3.95% 2042	125	119
RCI Banque 3.50% 2018[5]	9,000	9,030
CenterPoint Energy Resources Corp. 4.50% 2021	7,915	9,013
Boyd Gaming Corp. 7.125% 2016	2,175	2,199
Boyd Gaming Corp. 9.125% 2018	2,000	2,131
Boyd Gaming Corp. 9.00% 2020[5]	4,475	4,676
Electricité de France SA 5.50% 2014[5]	3,000	3,117
Electricité de France SA 4.60% 2020[5]	2,200	2,453
Electricité de France SA 6.95% 2039[5]	2,625	3,434
Kraft Foods Inc. 6.125% 2018	5,975	7,177
Kraft Foods Inc. 5.375% 2020	1,430	1,705
McDonald’s Corp. 3.50% 2020	8,005	8,846
UniCredito Italiano SpA 6.00% 2017[5]	8,605	8,707
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,282
Consumers Energy Co. 2.85% 2022	5,160	5,347
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	4,272	4,588
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	3,000	3,556
Limited Brands, Inc. 7.00% 2020	1,106	1,288
Limited Brands, Inc. 6.625% 2021	5,984	6,792
Tennessee Valley Authority 5.88% 2036	250	344
Tennessee Valley Authority 5.25% 2039	6,000	7,709
Nordea Bank, Series 2, 3.70% 2014[5]	5,000	5,238
Nordea Bank AB 3.125% 2017[5]	2,500	2,647
Inmet Mining Corp. 8.75% 2020[5]	5,550	6,160
Inmet Mining Corp. 7.50% 2021[5]	1,525	1,655
ENA Norte Trust 4.95% 2028[2,5]	7,431	7,775
AT&T Inc. 1.40% 2017	4,250	4,227
AT&T Inc. 4.30% 2042[5]	3,720	3,486
Banco de Crédito del Perú 5.375% 2020[5]	7,000	7,700
VEB Finance Ltd. 6.902% 2020[5]	6,600	7,697
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	7,640	7,697
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[2,5]	7,407	7,685
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	7,416
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,5]	6,650	7,348
American Tower Corp. 7.00% 2017	6,150	7,323
Regions Financial Corp. 4.85% 2013	5,322	5,325
Regions Financial Corp. 4.875% 2013	863	866
Regions Financial Corp. 7.75% 2014	365	403
Regions Financial Corp. 5.20% 2015	200	213
Regions Financial Corp. 5.75% 2015	475	516
Xstrata Canada Financial Corp. 2.45% 2017[5]	4,250	4,314
Xstrata Canada Financial Corp. 4.95% 2021[5]	2,740	2,954
Koninklijke KPN NV 8.375% 2030	5,495	7,223
BBVA Bancomer SA 4.50% 2016[5]	2,975	3,176
BBVA Bancomer SA, junior subordinated 7.25% 2020[5]	2,010	2,291
BBVA Bancomer SA 6.50% 2021[5]	1,455	1,659
Imperial Tobacco Finance PLC 3.50% 2023[5]	7,000	7,082
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	2,000	2,057
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	4,033
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,4,8]	1,007	964
ConAgra Foods, Inc. 1.30% 2016	2,800	2,824
ConAgra Foods, Inc. 3.20% 2023	4,210	4,208
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,750	4,045
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[9]	2,644	2,944
iStar Financial Inc., Term Loan B, 4.50% 2017[2,4,8]	6,862	6,944
Energy Transfer Partners, L.P. 3.60% 2023	5,915	5,903
Energy Transfer Partners, L.P. 5.15% 2043	1,000	990
DISH DBS Corp. 4.625% 2017	1,100	1,147
DISH DBS Corp 6.75% 2021	5,000	5,581
DISH DBS Corp. 5.875% 2022	150	158
Chevron Corp. 1.104% 2017	5,010	5,022
Chevron Corp. 2.355% 2022	1,825	1,817
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,4]	4,825	5,046
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,4]	1,655	1,747
Kroger Co. 7.50% 2014	5,250	5,532
Kroger Co. 6.80% 2018	1,000	1,241
Apache Corp. 2.625% 2023	6,290	6,135
Apache Corp. 4.25% 2044	625	597
Gabonese Republic 8.20% 2017[5]	5,500	6,710
DAE Aviation Holdings, Inc. 11.25% 2015[5]	6,492	6,695
Colombia (Republic of) Global 8.125% 2024	3,250	4,695
Colombia (Republic of) Global 6.125% 2041	1,500	1,894
Novartis Securities Investment Ltd. 5.125% 2019	5,500	6,579
Venezuela (Republic of) 8.50% 2014	2,000	2,040
Venezuela (Republic of) 5.75% 2016	250	237
Venezuela (Republic of) 9.25% 2027	4,315	4,268
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	6,070	6,288
Enel Finance International SA 3.875% 2014[5]	5,950	6,118
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	2,857	3,298
Federated Department Stores, Inc. 2.875% 2023	2,850	2,766
SUPERVALU Inc. 7.50% 2014	725	731
Albertson’s Inc., Term Loan B, 5.75% 2016[2,4,8]	2,575	2,622
SUPERVALU Inc., Term Loan B, 6.25% 2019[2,4,8]	2,625	2,674
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,4]	1,500	1,695
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.623% 2049[2,4]	1,120	1,287
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.194% 2051[2,4]	2,315	2,785
US Investigations Services, Inc., Term Loan B, 3.204% 2015[2,4,8]	1,219	1,196
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,4,8]	2,110	2,125
US Investigations Services, Inc. 10.50% 2015[5]	1,900	1,700
US Investigations Services, Inc. 11.75% 2016[5]	1,035	735
ArcelorMittal 6.00% 2021[4]	5,000	5,268
ArcelorMittal 6.75% 2022[4]	375	411
Romanian Government 6.75% 2022[5]	4,850	5,662
Wal-Mart Stores, Inc. 4.875% 2040	5,000	5,655
Hughes Satellite Systems Corp. 6.50% 2019	2,500	2,756
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,872
Pernod Ricard SA 2.95% 2017[5]	4,000	4,206
Pernod Ricard SA 4.45% 2022[5]	1,290	1,420
United Rentals, Inc. 7.375% 2020	5,000	5,575
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,525
LightSquared, Term Loan B, 12.00% 2014[2,8,9,10]	5,845	5,505
Goodman Funding Pty Ltd. 6.375% 2020[5]	1,760	2,063
Goodman Funding Pty Ltd. 6.00% 2022[5]	2,975	3,420
Time Warner Inc. 4.75% 2021	2,320	2,632
Time Warner Inc. 6.25% 2041	2,330	2,769
Telefónica Emisiones, SAU 5.134% 2020	2,200	2,323
Telefónica Emisiones, SAU 5.462% 2021	2,825	3,049
Target Corp. 6.00% 2018	4,375	5,341
Realogy Corp., Letter of Credit, 4.50% 2016[2,4,8]	114	114
Realogy Corp. 7.875% 2019[5]	3,725	4,097
Realogy Corp., Term Loan B, 4.50% 2020[2,4,8]	1,079	1,095
United Technologies Corp. 1.80% 2017	5,120	5,289
Cardinal Health, Inc. 4.625% 2020	4,680	5,259
Toronto-Dominion Bank 2.375% 2016	5,000	5,236
QGOG Constellation S.A. 6.25% 2019[5]	4,950	5,235
Voto-Votorantim Ltd 6.75% 2021[5]	4,450	5,195
Marks and Spencer Group PLC 6.25% 2017[5]	4,500	5,128
Denbury Resources Inc. 8.25% 2020	2,292	2,578
Denbury Resources Inc. 4.625% 2023	2,625	2,536
Ply Gem Industries, Inc. 8.25% 2018	4,675	5,113
Wind Acquisition SA 11.75% 2017[5]	2,750	2,929
Wind Acquisition SA 7.25% 2018[5]	2,050	2,145
FMG Resources 8.25% 2019[5]	4,500	4,877
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	4,655	4,843
Caesars Entertainment Operating Co. 9.00% 2020[5]	4,750	4,804
Needle Merger Sub Corp. 8.125% 2019[5]	4,565	4,793
CEVA Group PLC 11.625% 2016[5]	2,775	2,900
CEVA Group PLC 8.375% 2017[5]	200	207
CEVA Group PLC 11.50% 2018[5,6]	2,350	1,668
Iron Mountain Inc. 5.75% 2024	4,750	4,768
Univision Communications Inc., Term Loan B, 4.454% 2017[2,4,8]	923	929
Univision Communications Inc. 8.50% 2021[5]	3,500	3,797
PTT Exploration & Production Ltd. 5.692% 2021[5]	4,045	4,671
Royal Bank of Scotland Group PLC 4.375% 2016	3,000	3,268
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,392
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	4,197
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	455
SRA International, Inc., Term Loan B, 6.50% 2018[2,4,8]	4,600	4,600
Dominican Republic 7.50% 2021[2,5]	4,000	4,502
The Export-Import Bank of Korea 4.375% 2021	4,000	4,444
BE Aerospace, Inc. 5.25% 2022	4,285	4,440
CoBank, ACB 7.875% 2018[5]	430	548
CoBank, ACB 0.88% 2022[4,5]	4,275	3,865
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	4,250	4,402
CIT Group Inc. 5.00% 2017	4,000	4,310
Digicel Group Ltd. 10.50% 2018[5]	850	954
Digicel Group Ltd. 8.25% 2020[5]	3,150	3,355
PDC Energy Inc. 7.75% 2022[5]	4,000	4,260
EDP Finance BV. 6.00% 2018[5]	4,000	4,230
Entergy Corp. 4.70% 2017	3,868	4,229
Royal Bank of Canada 1.50% 2018	4,150	4,202
Unum Group 5.625% 2020	3,600	4,181
UnitedHealth Group Inc. 2.875% 2023	4,165	4,172
Ingles Markets, Inc. 8.875% 2017	3,950	4,148
Altria Group, Inc. 9.95% 2038	2,500	4,137
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,045
MacDermid 9.50% 2017[5]	3,850	3,999
Schering-Plough Corp. 6.00% 2017	3,275	3,975
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	3,500	3,963
inVentiv Health Inc. 9.00% 2018[5]	3,750	3,947
State of Qatar 4.50% 2022[5]	3,500	3,943
Samsung Electronics America, Inc. 1.75% 2017[5]	3,800	3,860
Enterprise Products Operating LLC 3.35% 2023	3,000	3,064
Enterprise Products Operating LLC 4.85% 2044	750	770
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	776	848
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	211	233
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,382	2,722
Holcim Ltd. 6.00% 2019[5]	3,222	3,771
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[4,5]	3,500	3,745
International Paper Co. 7.30% 2039	2,810	3,723
Teekay Corp. 8.50% 2020	3,400	3,693
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	3,500	3,636
VPI Escrow Corp. 6.375% 2020[5]	3,425	3,626
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	3,675	3,597
McKesson Corp. 0.95% 2015	665	667
McKesson Corp. 3.25% 2016	740	794
McKesson Corp. 2.70% 2022	450	448
McKesson Corp. 2.85% 2023	1,670	1,688
Teco Finance, Inc. 4.00% 2016	10	11
Teco Finance, Inc. 6.572% 2017	110	133
Teco Finance, Inc. 5.15% 2020	170	197
Tampa Electric Co. 4.10% 2042	3,140	3,235
South Korean Government 5.75% 2014	3,400	3,575
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,562
Energy Transfer Partners, L.P. 7.50% 2020	3,050	3,530
Kraft Foods Inc. 2.25% 2017	1,590	1,652
Kraft Foods Inc. 5.375% 2020	1,570	1,877
National CineMedia, LLC 6.00% 2022	3,225	3,475
Staples, Inc. 9.75% 2014	3,250	3,473
TXU, Term Loan, 3.702% 2014[2,4,8]	961	709
TXU, Term Loan, 4.702% 2017[2,4,8]	3,846	2,740
Marfrig Holdings (Europe) BV 9.875% 2017[5]	2,775	2,713
Marfrig Overseas Ltd. 9.50% 2020[5]	475	451
Marfrig Overseas Ltd. 9.50% 2020	300	285
Academy Sports 9.25% 2019[5]	3,000	3,398
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	3,000	3,381
Woodside Finance Ltd. 4.60% 2021[5]	3,000	3,349
Odebrecht Finance Ltd 5.125% 2022[5]	1,010	1,065
Odebrecht Finance Ltd 7.125% 2042[5]	2,000	2,275
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	2,000	2,161
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	1,000	1,175
Grifols Inc. 8.25% 2018	3,000	3,315
ACE INA Holdings Inc. 5.875% 2014	1,510	1,605
ACE INA Holdings Inc. 2.60% 2015	1,625	1,705
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	3,100	3,232
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	3,000	3,225
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	3,218
Michaels Stores, Inc. 7.75% 2018	2,900	3,183
Del Monte Corp. 7.625% 2019	3,000	3,128
Royal Caribbean Cruises Ltd. 5.25% 2022	3,050	3,103
Virgin Media Secured Finance PLC 5.25% 2021	975	1,023
Virgin Media Secured Finance PLC 5.375% 2021[5]	1,075	1,123
Virgin Media Finance PLC 4.875% 2022	925	941
CONSOLIDATED EDISON COMPANY OF NEW YORK, INC. 3.95% 2043	3,060	3,037
Quebecor Media Inc. 5.75% 2023[5]	2,925	2,998
JMC Steel Group Inc. 8.25% 2018[5]	2,800	2,982
American Electric Power Co. 1.65% 2017	2,960	2,975
Warner Music Group 11.50% 2018	2,500	2,947
Boston Scientific Corp. 6.00% 2020	2,500	2,928
UBS AG 5.75% 2018	2,421	2,873
UDR, Inc., Series A, 5.25% 2015	2,680	2,865
Quintiles, Term Loan B-2, 4.50% 2018[2,4,8]	2,825	2,862
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[2,4,8]	2,778	2,818
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,810
International Lease Finance Corp. 4.875% 2015	2,655	2,794
Symbion Inc. 8.00% 2016	2,625	2,789
Concho Resources Inc. 7.00% 2021	2,500	2,763
SunGard Data Systems Inc. 7.375% 2018	2,500	2,688
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,674
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,653
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[5]	2,500	2,641
McClatchy Co. 9.00% 2022[5]	2,400	2,616
Ball Corp. 5.00% 2022	2,500	2,613
American Campus Communities, Inc. 3.75% 2023	2,590	2,612
Cox Communications, Inc. 3.25% 2022[5]	2,545	2,593
Arch Coal, Inc. 7.00% 2019	2,675	2,428
Serena Software, Inc. 10.375% 2016	2,356	2,403
Newcrest Finance Pty Ltd. 4.45% 2021[5]	2,220	2,346
Western Gas Partners LP 4.00% 2022	2,250	2,334
Nortek Inc. 10.00% 2018	2,050	2,306
Tower Automotive Holdings 10.625% 2017[5]	2,027	2,270
AES Panamá, SA 6.35% 2016[5]	2,000	2,220
Intesa Sanpaolo SpA 6.50% 2021[5]	2,100	2,168
PTS Acquisition Corp. 9.50% 2015[9]	2,153	2,153
Development Bank of Kazakhstan 5.50% 2015[5]	1,984	2,143
Watco Companies 6.375% 2023[5]	2,025	2,093
Delhaize Group 5.70% 2040	2,129	2,087
Cenovus Energy Inc. 3.00% 2022	1,060	1,064
Cenovus Energy Inc. 6.75% 2039	750	975
Patheon Inc., Term Loan B1, 7.25% 2018[2,4,8]	1,995	2,030
Cisco Systems, Inc. 0.531% 2014[4]	2,000	2,006
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[2,4,8,9]	2,000	1,985
Sibur Securities Ltd. 3.914% 2018[5]	2,000	1,969
New York Life Global Funding 4.65% 2013[5]	1,940	1,949
Devon Energy Corp. 3.25% 2022	1,900	1,908
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,901
Georgia Gulf Corp. 4.625% 2021[5]	325	332
Georgia Gulf Corp. 4.875% 2023[5]	1,425	1,455
Thomson Reuters Corp. 5.95% 2013	1,750	1,777
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,754
CenturyLink Inc., 5.625% 2020	1,700	1,742
NII Capital Corp. 8.875% 2019	475	360
NII Capital Corp. 7.625% 2021	1,900	1,378
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,726
Milacron LLC 7.75% 2021[5]	1,650	1,714
HBOS PLC 6.75% 2018[5]	1,490	1,664
TRAC Intermodal 11.00% 2019[5]	1,525	1,636
SBA Communications Corp. 5.75% 2020[5]	1,525	1,592
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[2]	1,375	1,559
CNA Financial Corp. 7.35% 2019	1,200	1,522
HCA Holdings Inc. 6.25% 2021	1,420	1,518
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015[2]	1,500	1,504
Husky Energy Inc. 5.90% 2014	1,300	1,378
Access Midstream Partners, L.P. 4.875% 2023	1,350	1,335
Canadian National Railway Co. 4.95% 2014	1,000	1,035
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	900	1,035
GenCorp Inc. 7.125% 2021[5]	975	1,034
HDTFS Inc. 6.25% 2022	925	1,008
Tenet Healthcare Corp. 4.50% 2021[5]	990	973
Northwest Airlines, Inc., Term Loan B, 3.79% 2013[2,4,8]	148	146
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[2,4,8]	822	773
Cliffs Natural Resources Inc. 4.875% 2021	910	899
France Télécom 4.375% 2014	705	736
Atlas Copco AB 5.60% 2017[5]	500	577
Jackson National Life Global 5.375% 2013[5]	560	563
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,4]	500	555
tw telecom holdings inc. 5.375% 2022	500	524
Santander Issuances, SA Unipersonal 6.50% 2019[4,5]	400	405
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.204% 2014[2,4,8]	49	27
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[10]	1,225	116
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[9,10]	1,815	172
Iraq (Republic of) 5.80% 2028[2,5]	250	231
		5,399,498
Total bonds & notes (cost: $12,373,884,000)		12,846,500

Common stocks 0.02%

U.S. dollars 0.02%	Shares
Beech Holdings, LLC[6,11,12]	373,572	2,555
Atrium Corp.[6,11,12]	191	7
Total common stocks (cost: $3,460,000)		2,562
	Principal amount

Short-term securities 11.44%	(000)
Federal Home Loan Bank 0.085%–0.14% due 4/19–7/29/2013	US$350,400	350,315
Freddie Mac 0.11%–0.18% due 6/17/2013–2/24/2014	294,700	294,514
International Bank for Reconstruction and Development 0.11%–0.12% due 4/10–6/19/2013	168,050	168,028
Fannie Mae 0.11%–0.15% due 7/2–9/16/2013	108,900	108,848
Wells Fargo & Co. 0.17% due 6/11/2013	50,000	49,979
Variable Funding Capital Company LLC 0.17% due 4/5/2013[5]	40,000	39,997
Bank of Nova Scotia 0.12%–0.175% due 4/3–6/24/2013	87,400	87,377
Sumitomo Mitsui Banking Corp. 0.17%–0.18% due 4/1–4/24/2013[5]	83,000	82,995
Gotham Funding Corp. 0.17%–0.21% due 4/5–4/26/2013[5]	79,500	79,493
American Honda Finance Corp. 0.15%–0.16% due 5/24–6/18/2013	59,000	58,975
Thunder Bay Funding, LLC 0.19%–0.20% due 4/24–7/29/2013[5]	52,800	52,771
U.S. Treasury Bill 0.145% due 4/11/2013	41,800	41,799
Reckitt Benckiser Treasury Services PLC 0.14% due 5/10/2013[5]	40,000	39,994
BHP Billiton Finance (USA) Limited 0.15% due 4/18/2013[5]	35,000	34,996
Commonwealth Bank of Australia 0.18% due 4/23/2013[5]	27,300	27,297
Nordea North America, Inc. 0.19% due 5/22/2013	25,000	24,994
Province of Ontario 0.14% due 4/16/2013	15,000	14,999
Mizuho Funding LLC 0.24% due 4/19/2013[5]	15,000	14,998

Total short-term securities (cost: $1,572,346,000)		1,572,369
Total investment securities (cost: $13,949,690,000)		14,421,431
Other assets less liabilities		(678,953)
Net assets		US$13,742,478

[1] Index-linked bond whose principal amount moves with a government price index.
[2] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3] Step bond; coupon rate will increase at a later date.
[4] Coupon rate may change periodically.
[5] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,315,500,000, which represented 9.57% of the net assets of the fund.
[6] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,672,000, which represented ..06% of the net assets of the fund.
7 A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $1,148,000, which represented less than .01% of the net assets of the fund.
[8] Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $59,590,000, which represented .43% of the net assets of the fund.
[9] Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

10 Scheduled interest and/or principal payment was not received.

11 Security did not produce income during the last 12 months.

12 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Beech Holdings, LLC	1/6/2010–2/15/2013	$3,443	$2,555.02%
Atrium Corp.	4/30/2010	17	7.00
Total restricted securities		$3,460	$2,562.02%

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-0513O-S32800

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 31, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2013